UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2017 (Unaudited)

Common Stocks - 98.6%	Shares	Value ($)
Australia - 7.1%
AGL Energy	27,149	523,433
Alumina	90,532	137,609
Amcor	46,575	571,568
AMP	119,496	515,267
APA Group	45,190	311,630
Aristocrat Leisure	22,606	366,217
ASX	8,086	338,318
Aurizon Holdings	85,479	343,284
AusNet Services	72,030	94,215
Australia & New Zealand Banking Group	119,393	2,830,092
Bank of Queensland	16,881	162,733
Bendigo & Adelaide Bank	20,921	186,113
BHP Billiton	130,542	2,699,609
BlueScope Steel	20,308	214,128
Boral	50,759	281,002
Brambles	65,384	483,319
Caltex Australia	10,982	273,584
Challenger	23,612	242,731
CIMIC Group	4,044	134,002
Coca-Cola Amatil	22,091	145,624
Cochlear	2,328	266,044
Commonwealth Bank of Australia	70,589	4,728,334
Computershare	19,692	221,653
Crown Resorts	16,014	162,958
CSL	18,473	1,862,078
Dexus	40,447	303,514
Domino's Pizza Enterprises	2,506	106,876
Flight Centre Travel Group	2,140	74,472
Fortescue Metals Group	62,149	285,388
Goodman Group	71,675	456,426
GPT Group	73,335	281,020
Harvey Norman Holdings	21,349	74,636
Healthscope	74,351	123,720
Incitec Pivot	69,755	178,573
Insurance Australia Group	97,973	522,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Australia - 7.1% (continued)
James Hardie Industries-CDI	18,915		289,929
LendLease Group	21,737		293,015
Macquarie Group	13,224		908,013
Medibank Private	115,899		252,196
Mirvac Group	150,475		261,225
National Australia Bank	109,822		2,631,335
Newcrest Mining	30,798		497,696
Oil Search	57,186		303,772
Orica	15,372		244,599
Origin Energy	70,777	[a]	391,821
Qantas Airways	18,369		78,178
QBE Insurance Group	55,136		522,689
Ramsay Health Care	5,670		320,151
REA Group	2,402		132,629
Rio Tinto	17,681		930,586
Santos	74,951	[a]	203,267
Scentre Group	222,910		736,495
SEEK	13,743		188,004
Sonic Healthcare	16,995		303,055
South32	219,113		510,095
Stockland	100,018		336,060
Suncorp Group	51,741		591,503
Sydney Airport	46,218		248,838
Tabcorp Holdings	30,122		100,728
Tatts Group	49,555		158,576
Telstra	171,658		563,038
TPG Telecom	14,383		64,551
Transurban Group	85,157		777,313
Treasury Wine Estates	30,068		292,983
Vicinity Centres	137,818		303,200
Wesfarmers	45,774		1,491,500
Westfield	81,220		499,016
Westpac Banking	136,622		3,477,850
Woodside Petroleum	31,615		737,768
Woolworths	52,656		1,124,732
			41,269,360
Austria - .3%
ANDRITZ	3,175		194,580
Erste Group Bank	12,469	[a]	518,324
OMV	6,042		342,032

Common Stocks - 98.6% (continued)	Shares		Value ($)
Austria - .3% (continued)
Raiffeisen Bank International	5,860	[a]	172,871
Voestalpine	4,531		229,892
			1,457,699
Belgium - 1.2%
Ageas	7,979		359,543
Anheuser-Busch InBev	31,189		3,758,601
Colruyt	2,524		141,567
Groupe Bruxelles Lambert	3,239		332,320
KBC Group	10,453		866,196
Proximus	6,406		225,189
Solvay	2,982		428,199
Telenet Group Holding	2,038	[a]	142,318
UCB	5,232		381,279
Umicore	3,912		314,353
			6,949,565
China - .0%
Yangzijiang Shipbuilding Holdings	91,000		95,019
Denmark - 1.8%
AP Moller - Maersk, Cl. A	154		321,617
AP Moller - Maersk, Cl. B	270		589,661
Carlsberg, Cl. B	4,315		479,769
Chr. Hansen Holding	4,149		334,179
Coloplast, Cl. B	4,922		423,078
Danske Bank	30,106		1,219,623
DONG Energy	5,756	[b]	277,527
DSV	7,672		495,326
Genmab	2,302	[a]	523,627
H Lundbeck A/S	2,420		145,418
ISS	6,826		280,005
Novo Nordisk, Cl. B	74,114		3,162,874
Novozymes, Cl. B	9,311		430,109
Pandora	4,591		528,361
TDC	33,595		207,220
Tryg	3,988		89,952
Vestas Wind Systems	9,216		900,732
William Demant Holding	4,877	[a]	129,722
			10,538,800
Finland - 1.0%
Elisa	6,022		247,869
Fortum	19,062		311,856

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Finland - 1.0% (continued)
Kone, Cl. B	13,894		723,862
Metso	4,971		158,179
Neste	5,198		225,398
Nokia	238,076		1,516,264
Nokian Renkaat	4,816		196,576
Orion, Cl. B	4,244		214,677
Sampo, Cl. A	18,573		1,016,443
Stora Enso, Cl. R	22,540		301,515
UPM-Kymmene	21,468		584,770
Wartsila	5,989		398,090
			5,895,499
France - 10.1%
Accor	7,311		339,785
Aeroports de Paris	1,220		206,597
Air Liquide	15,788		1,938,130
Airbus	23,539		1,967,296
Alstom	5,912		211,953
Altice, Cl. A	15,427	[a]	380,863
Altice, Cl. B	3,963	[a]	98,050
Arkema	2,916		332,009
Atos	3,854		586,034
AXA	78,838		2,329,470
BNP Paribas	45,695		3,546,915
Bollore	38,721		179,684
Bouygues	8,649		371,100
Bureau Veritas	11,441		260,651
Capgemini	6,695		729,147
Carrefour	22,631		543,981
Casino Guichard Perrachon	2,041		124,527
Cie de Saint-Gobain	20,699		1,148,964
Cie Generale des Etablissements Michelin	7,085		959,076
CNP Assurances	6,982		168,611
Credit Agricole	46,593		819,076
Danone	24,353		1,818,821
Dassault Aviation	93		139,416
Dassault Systemes	5,236		513,782
Edenred	8,683		228,192
Eiffage	2,922		283,123
Electricite de France	21,516		218,334
Engie	69,509		1,119,480

Common Stocks - 98.6% (continued)	Shares		Value ($)
France - 10.1% (continued)
Essilor International	8,595		1,089,713
Eurazeo	1,483		121,047
Eutelsat Communications	6,845		185,480
Fonciere Des Regions	1,331		128,619
Gecina	1,784		269,477
Groupe Eurotunnel	19,532		216,467
Hermes International	1,294		655,624
ICADE	1,543		132,556
Iliad	1,135		281,688
Imerys	1,513		131,125
Ingenico Group	2,382		249,891
Ipsen	1,317		168,768
JCDecaux	3,359		119,510
Kering	3,059		1,070,074
Klepierre	9,148		372,260
Lagardere	4,384		144,016
Legrand	10,721		741,182
L'Oreal	10,232		2,120,917
LVMH Moet Hennessy Louis Vuitton	11,405		2,871,704
Natixis	36,653		266,543
Orange	80,742		1,359,177
Pernod Ricard	8,816		1,223,662
Peugeot	19,489		419,546
Publicis Groupe	8,508		643,685
Remy Cointreau	990		113,996
Renault	7,335		661,308
Rexel	12,502		198,096
Safran	12,644		1,196,386
Sanofi	47,384		4,527,827
Schneider Electric	22,832	[a]	1,793,337
SCOR	6,634		279,695
SEB	924		164,457
Societe BIC	1,212		142,142
Societe Generale	31,248		1,834,767
Sodexo	3,822		451,678
Suez	14,618		264,416
Thales	4,298		476,182
Total	95,486		4,856,025
Unibail-Rodamco	4,128		1,032,806
Valeo	9,814		680,105

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
France - 10.1% (continued)
Veolia Environnement	19,068		430,121
Vinci	20,666		1,852,929
Vivendi	42,839		992,446
Wendel	1,242		187,019
Zodiac Aerospace	8,639		246,978
			58,928,514
Germany - 8.8%
adidas	7,671		1,752,614
Allianz	18,710		3,986,789
Axel Springer	1,985		126,280
BASF	37,595		3,586,643
Bayer	33,869		4,296,071
Bayerische Motoren Werke	13,715		1,261,681
Beiersdorf	4,077		447,401
Brenntag	6,419		364,324
Commerzbank	43,977	[a]	576,823
Continental	4,569		1,030,370
Covestro	4,583	[b]	356,011
Daimler	39,138		2,746,990
Deutsche Bank	84,303		1,505,945
Deutsche Boerse	7,923		829,217
Deutsche Lufthansa	10,331		222,277
Deutsche Post	40,206		1,561,139
Deutsche Telekom	132,970		2,431,188
Deutsche Wohnen-BR	14,637		580,202
E.ON	88,424		875,405
Evonik Industries	7,030		239,676
Fraport Frankfurt Airport Services Worldwide	1,702		170,494
Fresenius & Co.	17,023		1,439,440
Fresenius Medical Care & Co.	8,943		844,712
GEA Group	7,619		309,769
Hannover Rueck	2,568		324,367
HeidelbergCement	6,135		608,750
Henkel & Co.	4,299		541,484
HOCHTIEF	849		151,761
HUGO BOSS	2,589		195,323
Infineon Technologies	47,095		1,024,980
Innogy	5,409	[b]	227,216
K+S	8,383		218,273
LANXESS	3,733		288,214

Common Stocks - 98.6% (continued)	Shares		Value ($)
Germany - 8.8% (continued)
Linde	7,576		1,451,094
MAN	1,351		149,727
Merck	5,192		570,681
Metro Wholesale & Food Specialist	7,713	[a]	155,814
Muenchener Rueckversicherungs	6,569		1,411,409
OSRAM Licht	3,299		275,366
ProSiebenSat.1 Media	9,404		376,832
RWE	21,113	[a]	445,259
SAP	40,249		4,272,948
Siemens	31,330		4,255,886
Symrise	5,137		360,187
Telefonica Deutschland Holding	30,497		157,658
thyssenkrupp	14,540		431,773
TUI	18,252		286,813
United Internet	4,779		291,298
Volkswagen	1,388		218,451
Vonovia	19,476		789,770
Zalando	4,413	[a,b]	197,549
			51,220,344
Hong Kong - 3.4%
AIA Group	493,600		3,889,625
ASM Pacific Technology	10,300		133,451
Bank of East Asia	49,550		212,199
BOC Hong Kong Holdings	148,500		731,017
Cheung Kong Property Holdings	107,975		874,356
CK Hutchison Holdings	109,975		1,448,818
CK Infrastructure Holdings	28,000		261,151
CLP Holdings	68,288		727,835
First Pacific	84,250		63,100
Galaxy Entertainment Group	94,277		583,589
Hang Lung Group	36,000		136,887
Hang Lung Properties	84,000		209,279
Hang Seng Bank	30,700		668,177
Henderson Land Development	46,198		267,341
HK Electric Investments	106,500	[b]	101,035
HKT Trust	146,660		192,272
Hong Kong & China Gas	337,240		638,143
Hong Kong Exchanges & Clearing	47,500		1,354,919
Hongkong Land Holdings	49,900		375,248
Hysan Development	27,000		130,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Hong Kong - 3.4% (continued)
Jardine Matheson Holdings	8,946		570,844
Jardine Strategic Holdings	9,200		375,360
Kerry Properties	28,500		99,977
Li & Fung	251,200		91,979
Link REIT	90,000		731,679
Melco Resorts & Entertainment, ADR	9,830		198,566
MTR	59,500		343,937
New World Development	236,048		319,131
NWS Holdings	64,918		124,337
PCCW	167,000		94,075
Power Assets Holdings	56,000		554,924
Shangri-La Asia	49,000		79,672
Sino Land	127,730		210,954
SJM Holdings	78,530		78,623
Sun Hung Kai Properties	58,699		909,328
Swire Pacific, Cl. A	21,000		209,441
Swire Properties	48,800		168,690
Techtronic Industries	59,865		266,337
WH Group	337,000	[b]	316,256
Wharf Holdings	50,311		428,018
Wheelock & Co.	34,000		256,389
Yue Yuen Industrial Holdings	33,300		137,492
			19,565,116
Ireland - .5%
Bank of Ireland Group	36,520	[a]	304,787
CRH	33,995		1,195,020
DCC	3,616		317,984
Kerry Group, Cl. A	6,378		573,147
Paddy Power Betfair	3,314		332,051
Ryanair Holdings	3,900	[a]	82,015
			2,805,004
Israel - .6%
Azrieli Group	1,603		87,549
Bank Hapoalim	46,011		318,734
Bank Leumi Le-Israel	59,125		284,066
Bezeq The Israeli Telecommunication Corporation	79,342		117,746
Check Point Software Technologies	5,510	[a]	582,848
Elbit Systems	962		121,612
Frutarom Industries	1,569		111,113
Israel Chemicals	17,611		84,117

Common Stocks - 98.6% (continued)	Shares		Value ($)
Israel - .6% (continued)
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222		112,428
Mobileye	8,068	[a]	510,704
NICE	2,452		182,183
Taro Pharmaceutical Industries	636	[a]	72,714
Teva Pharmaceutical Industries, ADR	36,876		1,186,301
			3,772,117
Italy - 2.4%
Assicurazioni Generali	50,959		924,783
Atlantia	18,448		561,036
CNH Industrial	42,337		491,160
Enel	331,088		1,890,722
Eni	103,543		1,638,812
Ferrari	4,926		519,576
Fiat Chrysler Automobiles	42,806	[a]	516,871
GEDI Gruppo Editoriale	2,071	[a]	1,929
Intesa Sanpaolo	514,279		1,772,830
Intesa Sanpaolo-RSP	38,108		121,803
Leonardo	17,321		302,032
Luxottica Group	7,051		407,915
Mediobanca	24,647		257,195
Poste Italiane	21,336	[b]	157,102
Prysmian	8,403		269,078
Recordati	3,658		156,325
Saipem	25,093	[a]	102,779
Snam	94,247		445,831
STMicroelectronics	26,057		445,110
Telecom Italia	481,732	[a]	496,422
Telecom Italia-RSP	232,484		190,861
Tenaris	18,307		290,185
Terna Rete Elettrica Nazionale	58,277		332,937
UniCredit	81,590	[a]	1,607,190
UnipolSai	48,164		111,581
			14,012,065
Japan - 23.0%
ABC-Mart	1,500		85,582
Acom	15,500	[a]	66,080
Aeon	24,000		361,921
AEON Financial Service	5,160		112,378
AEON Mall	4,480		85,378

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.0% (continued)
Air Water	5,500		106,912
Aisin Seiki	7,300		380,743
Ajinomoto	21,900		440,801
Alfresa Holdings	7,600		140,081
Alps Electric	7,700		210,232
Amada Holdings	13,900		158,990
ANA Holdings	43,000		147,630
Aozora Bank	47,959		184,449
Asahi Glass	8,560		361,050
Asahi Group Holdings	15,500		632,541
Asahi Kasei	51,900		595,288
Asics	5,900		107,409
Astellas Pharma	87,995		1,123,833
Bandai Namco Holdings	8,450		293,943
Bank of Kyoto	12,000		115,162
Benesse Holdings	3,200		122,636
Bridgestone	26,200		1,106,748
Brother Industries	9,400		240,446
CALBEE	3,500		145,245
Canon	43,217		1,504,137
Casio Computer	7,200		118,079
Central Japan Railway	6,000		966,030
Chiba Bank	29,000		208,336
Chubu Electric Power	26,700		350,930
Chugai Pharmaceutical	9,128		367,207
Chugoku Bank	7,200		104,495
Chugoku Electric Power	10,400		114,051
Coca-Cola Bottlers Japan	4,900		148,007
Concordia Financial Group	51,000		257,579
Credit Saison	6,200		119,450
CYBERDYNE	4,200	[a]	57,184
Dai Nippon Printing	21,800		240,651
Daicel	11,800		154,022
Dai-ichi Life Holdings	45,000		780,035
Daiichi Sankyo	22,783		497,632
Daikin Industries	10,200		1,082,498
Daito Trust Construction	2,900		490,326
Daiwa House Industry	22,700		792,528
Daiwa House REIT Investment	63		156,121
Daiwa Securities Group	69,000		398,121

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.0% (continued)
DeNA	4,300		94,585
Denso	19,100		919,267
Dentsu	8,800		411,883
Disco	1,000		177,514
Don Quijote Holdings	5,000		182,094
East Japan Railway	13,500		1,267,404
Eisai	10,900		585,216
Electric Power Development	6,080		154,034
FamilyMart UNY Holdings	3,617		202,758
FANUC	7,929		1,622,912
Fast Retailing	2,158		648,310
Fuji Electric	23,000		126,845
FUJIFILM Holdings	17,100		628,657
Fujitsu	79,800		596,229
Fukuoka Financial Group	33,000		152,361
Hachijuni Bank	16,500		104,916
Hakuhodo DY Holdings	9,900		139,100
Hamamatsu Photonics	5,500		175,110
Hankyu Hanshin Holdings	9,800		349,794
Hikari Tsushin	900		98,372
Hino Motors	9,600		113,289
Hirose Electric	1,365		186,218
Hiroshima Bank	20,000		85,627
Hisamitsu Pharmaceutical	2,400		112,767
Hitachi	197,900		1,363,552
Hitachi Chemical	4,000		114,109
Hitachi Construction Machinery	4,800		137,802
Hitachi High-Technologies	2,700		99,678
Hitachi Metals	7,900		110,211
Honda Motor	70,359		1,983,544
Hoshizaki	2,200		213,125
Hoya	15,900		897,940
Hulic	11,200		118,355
Idemitsu Kosan	3,600		87,416
IHI	60,000	[a]	198,104
Iida Group Holdings	5,800		99,170
INPEX	38,700		376,662
Isetan Mitsukoshi Holdings	15,220		148,548
Isuzu Motors	22,900		314,902
ITOCHU	62,300		977,914

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.0% (continued)
J Front Retailing	10,900		156,117
Japan Airlines	5,200		168,294
Japan Airport Terminal	1,800		66,779
Japan Exchange Group	20,800		373,757
Japan Post Bank	15,500		199,365
Japan Post Holdings	17,900		225,851
Japan Prime Realty Investment	35		131,593
Japan Real Estate Investment	53		278,353
Japan Retail Fund Investment	100		191,029
Japan Tobacco	44,800		1,558,014
JFE Holdings	21,060		407,370
JGC	9,100		146,019
JSR	8,100		143,125
JTEKT	8,200		117,148
JXTG Holdings	126,726		563,482
Kajima	36,800		321,118
Kakaku.com	5,100		72,028
Kamigumi	9,400		100,783
Kaneka	12,000		96,440
Kansai Electric Power	28,099		377,474
Kansai Paint	9,100		208,917
Kao	20,400		1,242,375
Kawasaki Heavy Industries	59,000		188,380
KDDI	74,363		1,969,613
Keihan Holdings	21,000		136,006
Keikyu	20,000		232,392
Keio	22,000		184,389
Keisei Electric Railway	6,100		167,101
Keyence	3,970		1,837,266
Kikkoman	6,000		183,954
Kintetsu Group Holdings	73,354		281,453
Kirin Holdings	35,300		778,236
Kobe Steel	13,300	[a]	166,725
Koito Manufacturing	4,500		263,685
Komatsu	38,400		1,032,580
Konami Holdings	3,900		203,411
Konica Minolta	20,200		167,471
Kose	1,300		144,805
Kubota	42,400		738,236
Kuraray	14,500		282,779

Common Stocks - 98.6% (continued)	Shares	Value ($)
Japan - 23.0% (continued)
Kurita Water Industries	3,600	102,535
Kyocera	13,400	815,827
Kyowa Hakko Kirin	10,705	194,398
Kyushu Electric Power	18,400	217,973
Kyushu Financial Group	12,400	77,946
Kyushu Railway	5,700	187,941
Lawson	2,100	143,054
LINE	1,800	66,860
Lion	10,000	214,069
LIXIL Group	10,824	278,737
M3	8,100	218,581
Mabuchi Motor	1,900	100,304
Makita	9,600	375,745
Marubeni	66,400	440,458
Marui Group	7,600	103,544
Maruichi Steel Tube	2,000	61,772
Mazda Motor	23,800	359,337
McDonald's Holdings Co. Japan	3,000	122,046
Mebuki Financial Group	41,230	158,944
Medipal Holdings	7,300	133,823
MEIJI Holdings	4,942	394,033
MINEBEA MITSUMI	15,900	262,921
Miraca Holdings	2,200	100,576
MISUMI Group	10,738	266,490
Mitsubishi	61,598	1,339,014
Mitsubishi Chemical Holdings	58,280	491,107
Mitsubishi Electric	78,000	1,210,205
Mitsubishi Estate	52,000	946,184
Mitsubishi Gas Chemical	7,600	176,273
Mitsubishi Heavy Industries	132,700	528,778
Mitsubishi Materials	4,600	154,801
Mitsubishi Motors	28,600	207,019
Mitsubishi Tanabe Pharma	9,500	226,545
Mitsubishi UFJ Financial Group	492,790	3,128,967
Mitsubishi UFJ Lease & Finance	18,700	99,738
Mitsui & Co.	71,000	1,033,652
Mitsui Chemicals	38,000	217,153
Mitsui Fudosan	36,586	841,101
Mitsui OSK Lines	50,000	156,016
Mixi	1,600	88,095

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.0% (continued)
Mizuho Financial Group	977,500		1,741,403
MS&AD Insurance Group Holdings	19,657		690,389
Murata Manufacturing	7,800		1,215,511
Nabtesco	4,700		152,837
Nagoya Railroad	38,000		174,412
NEC	104,800		285,183
NEXON	6,700	[a]	139,476
NGK Insulators	11,400		229,768
NGK Spark Plug	7,726		156,700
NH Foods	7,000		207,311
Nidec	9,800		1,080,938
Nikon	13,460		237,468
Nintendo	4,625		1,572,362
Nippon Building Fund	56		302,236
Nippon Electric Glass	3,417		121,189
Nippon Express	35,000		223,820
Nippon Paint Holdings	6,900		266,311
Nippon Prologis REIT	59		124,427
Nippon Steel & Sumitomo Metal	31,461		773,933
Nippon Telegraph & Telephone	28,200		1,378,729
Nippon Yusen	70,800	[a]	135,505
Nissan Chemical Industries	5,000		166,674
Nissan Motor	96,600		960,348
Nisshin Seifun Group	8,138		133,757
Nissin Foods Holdings	2,600		163,436
Nitori Holdings	3,300		465,763
Nitto Denko	6,600		590,166
NOK	3,600		82,616
Nomura Holdings	151,300		901,391
Nomura Real Estate Holdings	5,600		111,142
Nomura Real Estate Master Fund	158		224,005
Nomura Research Institute	5,783		216,643
NSK	16,000		207,247
NTT Data	24,500		267,345
NTT DOCOMO	56,000		1,301,900
Obayashi	28,000		337,285
Obic	2,600		162,493
Odakyu Electric Railway	11,600		229,906
Oji Holdings	36,000		184,825
Olympus	12,100		440,120

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.0% (continued)
Omron	7,800		389,841
Ono Pharmaceutical	17,200		376,935
Oracle Japan	1,600		107,542
Oriental Land	9,000		652,601
ORIX	55,200		876,981
Osaka Gas	77,000		308,363
OTSUKA	1,900		124,604
Otsuka Holdings	15,700		692,113
Panasonic	89,195		1,230,583
Park24	3,800		96,168
Pola Orbis Holdings	4,000		111,207
Rakuten	38,600		471,974
Recruit Holdings	45,900		794,803
Resona Holdings	88,900		458,350
Ricoh	29,200		274,665
Rinnai	1,400		130,800
Rohm	3,600		279,196
Ryohin Keikaku	1,000		255,794
Sankyo	1,500		49,254
Santen Pharmaceutical	14,600		206,197
SBI Holdings	8,830		126,469
Secom	8,600		645,673
Sega Sammy Holdings	7,484		100,945
Seibu Holdings	7,500		131,026
Seiko Epson	11,800		311,577
Sekisui Chemical	17,100		315,182
Sekisui House	24,500		424,797
Seven & i Holdings	30,460		1,228,126
Seven Bank	26,000		103,061
Sharp	66,000	[a]	232,283
Shimadzu	10,200		200,956
Shimamura	1,000		124,450
Shimano	3,100		454,968
Shimizu	22,000		232,682
Shin-Etsu Chemical	15,900		1,458,107
Shinsei Bank	69,000		113,910
Shionogi & Co.	12,000		641,771
Shiseido	15,300		541,249
Shizuoka Bank	22,400		200,136
Showa Shell Sekiyu	8,500		92,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares	Value ($)
Japan - 23.0% (continued)
SMC	2,300	732,487
SoftBank Group	33,600	2,730,181
Sohgo Security Services	2,600	110,254
Sompo Holdings	14,570	572,518
Sony	51,280	2,111,762
Sony Financial Holdings	7,000	121,339
Stanley Electric	5,500	182,094
Start Today	7,200	203,438
Subaru	25,600	927,447
Sumitomo	47,700	645,331
Sumitomo Chemical	64,000	376,180
Sumitomo Dainippon Pharma	6,900	96,886
Sumitomo Electric Industries	30,400	492,902
Sumitomo Heavy Industries	21,000	153,531
Sumitomo Metal Mining	21,000	317,824
Sumitomo Mitsui Financial Group	54,500	2,073,813
Sumitomo Mitsui Trust Holdings	13,764	506,139
Sumitomo Realty & Development Co.	15,000	454,851
Sumitomo Rubber Industries	7,800	135,560
Sundrug	3,000	111,842
Suntory Beverage & Food	6,000	294,435
Suruga Bank	7,200	173,853
Suzuken	3,212	107,363
Suzuki Motor	14,200	673,645
Sysmex	6,400	366,892
T&D Holdings	23,400	346,399
Taiheiyo Cement	54,000	203,275
Taisei	42,000	402,304
Taisho Pharmaceutical Holdings	1,500	112,522
Taiyo Nippon Sanso	6,000	69,554
Takashimaya	12,000	109,937
Takeda Pharmaceutical	29,000	1,534,110
TDK	5,100	367,772
Teijin	8,400	168,998
Terumo	13,300	503,674
THK	5,100	156,130
Tobu Railway	40,000	211,892
Toho	4,700	169,463
Toho Gas	16,000	108,413
Tohoku Electric Power	19,100	260,222

Common Stocks - 98.6% (continued)	Shares		Value ($)
Japan - 23.0% (continued)
Tokio Marine Holdings	27,500		1,158,669
Tokyo Electric Power	62,872	[a]	266,897
Tokyo Electron	6,500		918,296
Tokyo Gas	81,000		429,889
Tokyo Tatemono	8,500		115,806
Tokyu	22,910		337,275
Tokyu Fudosan Holdings	21,900		131,505
Toppan Printing	23,000		243,258
Toray Industries	60,500		547,131
Toshiba	171,000	[a]	381,568
Tosoh	21,000		250,488
TOTO	5,400		217,724
Toyo Seikan Group Holdings	7,100		116,503
Toyo Suisan Kaisha	3,400		123,670
Toyoda Gosei	2,400		56,819
Toyota Industries	6,400		344,251
Toyota Motor	106,955		6,047,961
Toyota Tsusho	8,900		286,589
Trend Micro	4,800		240,337
Tsuruha Holdings	1,500		157,558
Unicharm	16,700		428,615
United Urban Investment	116		172,982
USS	9,100		183,824
West Japan Railway	6,600		474,024
Yahoo! Japan	55,100		249,898
Yakult Honsha	3,700		252,383
Yamada Denki	28,600		152,800
Yamaguchi Financial Group	7,000		82,480
Yamaha	7,300		258,243
Yamaha Motor	11,200		282,426
Yamato Holdings	14,000		281,283
Yamazaki Baking	5,900		118,487
Yaskawa Electric	9,800		263,212
Yokogawa Electric	9,500		160,193
Yokohama Rubber	4,500		90,943
			134,101,792
Luxembourg - .2%
ArcelorMittal	27,013	[a]	709,749
Eurofins Scientific	427		237,778
RTL Group	1,680		130,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Luxembourg - .2% (continued)
SES	14,758		347,225
			1,425,624
Macau - .1%
MGM China Holdings	40,000		78,763
Sands China	100,213		465,090
Wynn Macau	70,400		152,683
			696,536
Mexico - .0%
Fresnillo	9,224		186,934
Netherlands - 3.6%
ABN AMRO Group	15,473	[b]	437,957
Aegon	69,469		389,722
AerCap Holdings	6,102	[a]	299,608
Akzo Nobel	10,495		949,438
ASML Holding	15,164		2,300,432
Boskalis Westminster	3,784		135,392
EXOR	4,572		273,863
Gemalto	3,085		157,256
Heineken	9,582		1,000,124
Heineken Holding	4,253		417,929
ING Groep	157,728		2,952,942
Koninklijke Ahold Delhaize	53,148		1,088,139
Koninklijke DSM	7,429		548,596
Koninklijke KPN	141,432		512,995
Koninklijke Philips	37,857		1,451,109
Koninklijke Vopak	2,912		138,802
NN Group	12,082		490,437
NXP Semiconductors	13,976	[a]	1,541,972
QIAGEN	8,524	[a]	280,521
Randstad Holding	4,812		290,404
RELX	39,882		839,432
Unilever	66,693		3,892,280
Wolters Kluwer	12,152		541,110
			20,930,460
New Zealand - .2%
Auckland International Airport	36,928		193,021
Contact Energy	31,118		125,261
Fletcher Building	27,941		167,659
Mercury NZ	29,098		76,047
Meridian Energy	52,186		112,872

Common Stocks - 98.6% (continued)	Shares		Value ($)
New Zealand - .2% (continued)
Ryman Healthcare	16,781		111,154
Spark New Zealand	75,655		213,063
			999,077
Norway - .7%
DNB	39,204		770,832
Gjensidige Forsikring	8,353		144,690
Marine Harvest	15,623	[a]	291,087
Norsk Hydro	54,441		351,384
Orkla	33,180		341,807
Schibsted, Cl. A	3,036		77,494
Schibsted, Cl. B	3,578		83,729
Statoil	46,984		880,780
Telenor	30,962		619,409
Yara International	7,257		289,160
			3,850,372
Portugal - .2%
Banco Espirito Santo	118,053	[a,c]	14
Energias de Portugal	98,986		351,538
Galp Energia	20,908		335,126
Jeronimo Martins	10,446		205,584
			892,262
Singapore - 1.3%
Ascendas Real Estate Investment Trust	97,433		194,125
CapitaLand	106,800		290,811
CapitaLand Commercial Trust	73,200		92,908
CapitaLand Mall Trust	103,800		153,959
City Developments	17,000		141,254
ComfortDelGro	93,200		158,870
DBS Group Holdings	72,888		1,162,852
Genting Singapore	251,927		216,577
Global Logistic Properties	102,643		250,709
Golden Agri-Resources	278,440		81,160
Hutchison Port Holdings Trust	214,800		102,030
Jardine Cycle & Carriage	4,113		122,496
Keppel	60,800		287,590
Oversea-Chinese Banking	126,787		1,062,835
SATS	27,600		98,371
Sembcorp Industries	43,254		103,096
Singapore Airlines	24,033		184,262
Singapore Exchange	35,400		197,748

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Singapore - 1.3% (continued)
Singapore Press Holdings	69,075		148,329
Singapore Technologies Engineering	58,600		163,024
Singapore Telecommunications	333,851		978,038
StarHub	26,918		54,227
Suntec Real Estate Investment Trust	99,000		138,804
United Overseas Bank	53,963		955,298
UOL Group	21,111		122,913
Wilmar International	67,000		165,133
			7,627,419
South Africa - .1%
Mondi	14,634		385,197
Spain - 3.5%
Abertis Infraestructuras	28,240		557,953
ACS Actividades de Construccion y Servicios	9,754		374,403
Aena	2,791	[b]	545,982
Amadeus IT Group	17,697		1,090,638
Banco Bilbao Vizcaya Argentaria	271,728		2,461,102
Banco de Sabadell	220,431		493,970
Banco Santander	60,211	[a]	411,557
Banco Santander	596,738		4,078,847
Bankia SA	42,139		213,603
Bankinter	29,130		284,079
CaixaBank	147,503		771,093
Distribuidora Internacional de Alimentacion	27,654		186,697
Enagas	9,056		256,058
Endesa	13,393		317,250
Ferrovial	20,012		432,226
Gas Natural SDG	14,848		347,849
Grifols	12,730		357,981
Iberdrola	5,045		39,799
Iberdrola	237,126		1,870,644
Inditex	44,213		1,758,073
Mapfre	40,366		150,571
Red Electrica	17,696		379,586
Repsol	50,093		839,687
Siemens Gamesa Renewable Energy	8,568		140,477
Telefonica	183,994		2,082,277
			20,442,402
Sweden - 2.8%
Alfa Laval	11,798		263,613

Common Stocks - 98.6% (continued)	Shares		Value ($)
Sweden - 2.8% (continued)
Assa Abloy, Cl. B	41,684		893,177
Atlas Copco, Cl. A	27,010		978,861
Atlas Copco, Cl. B	15,710		509,021
Boliden	11,384		357,574
Electrolux, Ser. B	9,785		334,739
Ericsson, Cl. B	127,845		830,522
Essity, Cl. B	25,343	[a]	734,821
Getinge, Cl. B	8,415		146,125
Hennes & Mauritz, Cl. B	38,206		996,106
Hexagon, Cl. B	10,410		514,453
Husqvarna, Cl. B	17,528		178,345
ICA Gruppen	3,218		128,978
Industrivarden, Cl. C	6,910		167,748
Investor, Cl. B	18,963		899,555
Kinnevik, Cl. B	9,274		284,866
L E Lundbergforetagen, Cl. B	1,556		122,475
Lundin Petroleum	7,919	[a]	180,178
Millicom International Cellular, SDR	2,847		178,427
Nordea Bank	122,911		1,551,268
Sandvik	45,912		723,897
Securitas, Cl. B	13,749		229,042
Skandinaviska Enskilda Banken, Cl. A	61,080		773,921
Skanska, Cl. B	14,100		320,637
SKF, Cl. B	15,606		310,427
Svenska Handelsbanken, Cl. A	63,511		945,530
Swedbank, Cl. A	36,390		950,112
Swedish Match	7,707		271,098
Tele2, Cl. B	14,711		175,101
Telia	107,343		504,554
Volvo, Cl. B	64,376		1,093,957
			16,549,128
Switzerland - 8.6%
ABB	81,399		1,910,913
Adecco Group	6,546		499,607
Baloise Holding	2,039		327,691
Barry Callebaut	92	[a]	131,204
Cie Financiere Richemont	21,194		1,800,597
Coca-Cola HBC	7,609	[a]	230,101
Credit Suisse Group	95,592	[a]	1,471,026
Dufry	1,417	[a]	225,823

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
Switzerland - 8.6% (continued)
EMS-Chemie Holding	349	[a]	242,905
Geberit	1,487		715,396
Givaudan	387		770,438
Glencore	496,712	[a]	2,189,892
Julius Baer Group	9,021	[a]	510,315
Kuehne + Nagel International	2,283		397,598
LafargeHolcim	18,926	[a]	1,132,291
Lindt & Spruengli	4		272,651
Lindt & Spruengli-PC	41		233,420
Lonza Group	3,001	[a]	713,822
Nestle	127,055		10,735,192
Novartis	91,125		7,765,345
Pargesa Holding-BR	1,256		100,277
Partners Group Holding	711		461,769
Roche Holding	28,668		7,260,761
Schindler Holding	876		184,268
Schindler Holding-PC	1,697		366,094
SGS	226		499,703
Sika-BR	87		599,674
Sonova Holding	2,243		363,955
Straumann Holding	340		192,161
Swatch Group	2,074		159,794
Swatch Group-BR	1,243		493,498
Swiss Life Holding	1,305	[a]	476,410
Swiss Prime Site	2,854	[a]	257,523
Swiss Re	13,460		1,298,045
Swisscom	1,069		522,588
UBS Group	148,877	[a]	2,589,701
Vifor Pharma AG	1,950		208,320
Zurich Insurance Group	6,119		1,865,537
			50,176,305
United Arab Emirates - .0%
Mediclinic International	14,249		139,121
United Kingdom - 17.1%
3i Group	38,886		480,226
Aberdeen Asset Management	39,934		173,557
Admiral Group	7,739		211,160
Anglo American	55,109	[a]	910,703
Antofagasta	16,439		205,184
Ashtead Group	20,215		434,482

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 17.1% (continued)
Associated British Foods	14,718		575,577
AstraZeneca	51,783		3,121,656
Auto Trader Group	40,948	[b]	206,761
Aviva	168,432		1,197,816
Babcock International Group	10,761		119,903
Bae Systems	131,874		1,046,578
Barclays	688,145		1,843,116
Barratt Developments	40,982		332,811
Berkeley Group Holdings	5,436		250,742
BHP Billiton	86,121		1,565,795
BP	801,382		4,713,639
British American Tobacco	94,249		5,861,340
British Land	39,207		315,810
BT Group	344,988		1,426,981
Bunzl	13,569		409,619
Burberry Group	18,203		410,932
Capita	27,747		241,073
Carnival	7,679		518,742
Centrica	230,787		604,433
Cobham	105,437		184,604
Coca-Cola European Partners	9,069	[a]	394,381
Compass Group	64,433		1,374,659
ConvaTec Group	41,363	[b]	169,563
Croda International	5,464		266,813
Diageo	102,404		3,308,215
Direct Line Insurance Group	56,151		277,525
Dixons Carphone	41,243		146,379
easyJet	7,273		118,607
Experian	38,398		763,481
Ferguson	10,574		631,577
G4S	60,183		261,085
GKN	71,502		303,302
GlaxoSmithKline	201,359		4,023,620
Hammerson	32,066		243,059
Hargreaves Lansdown	10,863		197,791
Hikma Pharmaceuticals	5,866		109,283
HSBC Holdings	810,300		8,093,164
IMI	11,426		181,358
Imperial Brands	38,861		1,599,725
Inmarsat	19,351		197,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 17.1% (continued)
InterContinental Hotels Group	7,426		420,427
International Consolidated Airlines Group	26,868		205,500
Intertek Group	6,547		371,525
Intu Properties	34,945		117,710
Investec	26,558		201,834
ITV	146,301		333,941
J Sainsbury	63,395		204,759
Johnson Matthey	8,082		299,641
Kingfisher	90,842		352,859
Land Securities Group	31,892		429,620
Legal & General Group	248,050		878,412
Lloyds Banking Group	2,910,745		2,518,559
London Stock Exchange Group	12,684		627,238
Marks & Spencer Group	69,648		296,081
Meggitt	32,324		214,521
Merlin Entertainments	31,172	[b]	193,015
National Grid	140,204		1,732,942
Next	5,992		312,281
Old Mutual	198,244		513,972
Pearson	32,788		284,438
Persimmon	12,280		405,704
Petrofac	10,050		59,272
Provident Financial	6,223		169,303
Prudential	104,887		2,557,409
Randgold Resources	3,786		352,665
Reckitt Benckiser Group	27,173		2,641,939
RELX	43,487		947,864
Rio Tinto	50,253		2,333,895
Rolls-Royce Holdings	68,772	[a]	805,752
Royal Bank of Scotland Group	142,274	[a]	466,663
Royal Dutch Shell, Cl. A	180,475		5,079,074
Royal Dutch Shell, Cl. B	153,383		4,355,080
Royal Mail	35,349		188,004
RSA Insurance Group	40,705		350,433
Sage Group	43,497		386,808
Schroders	5,179		235,403
Segro	41,985		291,932
Severn Trent	9,605		283,872
Shire	36,715		2,064,105
Sky	42,612		542,545

Common Stocks - 98.6% (continued)	Shares		Value ($)
United Kingdom - 17.1% (continued)
Smith & Nephew	35,854		624,436
Smiths Group	16,473		333,624
SSE	42,272		769,119
St. James's Place	21,386		343,397
Standard Chartered	133,984	[a]	1,496,784
Standard Life	82,099		472,715
Tate & Lyle	19,675		174,446
Taylor Wimpey	132,556		332,999
Tesco	340,604	[a]	782,843
Travis Perkins	10,350		207,295
Unilever	52,501		2,993,496
United Utilities Group	27,251		322,696
Vodafone Group	1,089,114		3,190,090
Weir Group	8,871		214,659
Whitbread	7,610		386,364
WM Morrison Supermarkets	88,115		279,487
Worldpay Group	80,655	[b]	393,740
WPP	53,092		1,082,967
			99,452,979
Total Common Stocks (cost $435,811,614)			574,364,710
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	2,084		166,155
Fuchs Petrolub	2,998		178,161
Henkel & Co.	7,405		1,049,730
Porsche Automobil Holding	6,372		364,975
Schaeffler	6,779		94,614
Volkswagen	7,491		1,153,703
Total Preferred Stocks (cost $2,052,107)			3,007,338
	Principal
Short-Term Investments - .0%	Amount ($)		Value ($)
U.S. Treasury Bills
1.07%, 12/7/17
(cost $154,408)	155,000	[d]	154,430
Other Investment - .1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $359,149)	359,149	[e]	359,149

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $438,377,278)	99.2%	577,885,627
Cash and Receivables (Net)	.8%	4,380,558
Net Assets	100.0%	582,266,185

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $3,579,714 or .61% of net assets.

[c]

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At July 31, 2017, the value of this security amounted to $14 or .0% of net assets.

[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	21.7
Industrials	14.2
Consumer Discretionary	11.9
Consumer Staples	11.4
Health Care	10.3
Materials	7.7
Information Technology	6.0
Energy	4.8
Telecommunication Services	4.2
Real Estate	3.6
Utilities	3.3
Short-Term/Money Market Investments	.1
99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus International Stock Index Fund
July 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Futures Long
MSCI EAFE Index	41	3,974,745	September 2017	38,904
Gross Unrealized Appreciation				38,904

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Stock Index Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency			Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Bank of Montreal
Japanese Yen,
Expiring
8/2/2017	19,629,629	177,800	178,055	(255)
Norwegian Krone,
Expiring
8/2/2017	273,419	34,619	34,774	(155)
Citigroup
Australian Dollar,
Expiring
8/1/2017	295,294	236,346	236,235	111
British Pound,
Expiring
8/1/2017	335,064	439,558	442,084	(2,526)
Euro,
Expiring
8/1/2017	809,683	951,106	958,499	(7,393)
Hong Kong Dollars,
Expiring
8/1/2017	242,490	31,043	31,045	(2)
Japanese Yen,
Expiring
8/2/2017	69,483,357	626,236	630,263	(4,027)
Singapore Dollar,
Expiring
8/2/2017	46,671	34,388	34,440	(52)
Swedish Krona,
Expiring
8/1/2017	1,365,272	168,258	169,099	(841)
Swiss Franc,
Expiring
8/2/2017	228,751	236,135	236,570	(435)
Gross Unrealized Appreciation				111
Gross Unrealized Depreciation				(15,686)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	574,364,696	-	14	574,364,710
Equity Securities - Foreign
Preferred Stocks†	3,007,338	-	-	3,007,338
Registered Investment Company	359,149	-	-	359,149
U.S. Treasury	-	154,430	-	154,430
Other Financial Instruments:
Futures††	38,904	-	-	38,904
Forward Foreign Currency
Exchange Contracts††	-	111	-	111
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(15,686)	-	(15,686)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At July 31, 2017, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign Common Stock ($)
Balance as of 10/31/2016	13
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 7/31/2017	14
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 7/31/2017	1

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ( “forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the

NOTES

exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $139,508,349, consisting of $169,482,649 gross unrealized appreciation and $29,974,300 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2017 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Automobiles & Components - .7%
BorgWarner	24,669		1,153,029
Delphi Automotive	34,220		3,094,172
Ford Motor	488,447		5,480,375
General Motors	170,688		6,141,354
Goodyear Tire & Rubber	30,142		949,774
Harley-Davidson	22,122	[a]	1,076,678
			17,895,382
Banks - 6.4%
Bank of America	1,239,266		29,891,096
BB&T	101,592		4,807,333
Citigroup	343,602		23,519,557
Citizens Financial Group	63,395		2,223,897
Comerica	21,025		1,520,318
Fifth Third Bancorp	95,822		2,558,447
Huntington Bancshares	139,286		1,845,540
JPMorgan Chase & Co.	442,338		40,606,628
KeyCorp	135,952		2,452,574
M&T Bank	19,417		3,167,884
People's United Financial	36,330	[a]	633,595
PNC Financial Services Group	60,806		7,831,813
Regions Financial	147,535		2,154,011
SunTrust Banks	61,066		3,498,471
U.S. Bancorp	197,170		10,406,633
Wells Fargo & Co.	558,647		30,133,419
Zions Bancorporation	24,265	[a]	1,099,690
			168,350,906
Capital Goods - 7.3%
3M	74,337		14,954,374
A.O. Smith	18,327		981,411
Acuity Brands	5,593	[a]	1,133,421
Allegion	12,650		1,027,686
AMETEK	28,433		1,750,904
Arconic	55,031		1,364,218
Boeing	69,943		16,958,380
Caterpillar	73,254		8,347,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Capital Goods - 7.3% (continued)
Cummins	19,457		3,266,830
Deere & Co.	36,357		4,663,876
Dover	19,259		1,617,756
Eaton	56,710		4,437,558
Emerson Electric	80,122		4,776,072
Fastenal	36,519		1,568,856
Flowserve	16,439	[a]	676,136
Fluor	17,036		739,873
Fortive	38,177		2,471,579
Fortune Brands Home & Security	19,734		1,295,932
General Dynamics	35,175		6,905,908
General Electric	1,082,462		27,721,852
Honeywell International	94,832		12,908,532
Illinois Tool Works	38,497		5,416,913
Ingersoll-Rand	32,800		2,882,464
Jacobs Engineering Group	15,424		813,153
Johnson Controls International	116,839		4,550,879
L3 Technologies	9,979		1,746,026
Lockheed Martin	30,891		9,024,188
Masco	40,590		1,547,697
Northrop Grumman	21,551		5,670,715
PACCAR	43,466		2,975,248
Parker-Hannifin	16,549		2,746,803
Pentair	21,610		1,362,943
Quanta Services	18,033	[b]	608,253
Raytheon	36,170		6,212,921
Rockwell Automation	15,966		2,634,869
Rockwell Collins	20,152		2,146,793
Roper Technologies	12,751		2,964,097
Snap-on	7,361		1,135,066
Stanley Black & Decker	19,041		2,678,878
Textron	33,432		1,642,514
TransDigm Group	5,991	[a]	1,690,301
United Rentals	10,519	[b]	1,251,340
United Technologies	92,802		11,003,533
W.W. Grainger	6,730	[a]	1,122,160
Xylem	21,559		1,223,042
			194,619,243
Commercial & Professional Services - .6%
Cintas	10,393		1,401,496

Common Stocks - 99.3% (continued)	Shares		Value ($)
Commercial & Professional Services - .6% (continued)
Equifax	15,117		2,198,616
IHS Markit	39,379	[b]	1,837,030
Nielsen Holdings	41,571		1,787,969
Republic Services	29,011		1,863,086
Robert Half International	16,382		741,286
Stericycle	10,518	[b]	810,727
Verisk Analytics	19,547	[b]	1,705,671
Waste Management	49,797		3,742,245
			16,088,126
Consumer Durables & Apparel - 1.2%
Coach	35,150		1,656,971
D.R. Horton	43,481		1,551,837
Garmin	13,983	[a]	701,807
Hanesbrands	46,794	[a]	1,072,518
Hasbro	13,809		1,462,097
Leggett & Platt	17,505		843,391
Lennar, Cl. A	25,345		1,329,092
Mattel	42,440		849,649
Michael Kors Holdings	20,870	[b]	760,503
Mohawk Industries	8,046	[b]	2,003,374
Newell Brands	59,984		3,162,356
NIKE, Cl. B	164,006		9,684,554
PulteGroup	37,815		923,442
PVH	10,120		1,207,215
Ralph Lauren	7,500		567,375
Under Armour, Cl. A	22,578	[a,b]	452,012
Under Armour, Cl. C	22,745	[a,b]	411,912
VF	40,504		2,518,944
Whirlpool	9,395		1,671,183
			32,830,232
Consumer Services - 1.8%
Carnival	52,036		3,474,964
Chipotle Mexican Grill	3,488	[b]	1,199,070
Darden Restaurants	14,949		1,253,922
H&R Block	25,872		789,096
Hilton Worldwide Holdings	25,505		1,594,828
Marriott International, Cl. A	38,733		4,035,591
McDonald's	101,475		15,742,831
MGM Resorts International	60,129		1,980,048
Royal Caribbean Cruises	20,993		2,373,679

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Consumer Services - 1.8% (continued)
Starbucks	180,442		9,740,259
Wyndham Worldwide	13,110		1,368,291
Wynn Resorts	9,769		1,263,522
Yum! Brands	41,313		3,118,305
			47,934,406
Diversified Financials - 5.3%
Affiliated Managers Group	6,861		1,274,980
American Express	93,635		7,980,511
Ameriprise Financial	19,484		2,822,842
Bank of New York Mellon	128,162		6,796,431
Berkshire Hathaway, Cl. B	236,364	[b]	41,356,609
BlackRock	15,178		6,473,872
Capital One Financial	59,315		5,111,767
CBOE Holdings	11,374		1,075,184
Charles Schwab	152,500		6,542,250
CME Group	42,316		5,188,788
Discover Financial Services	47,355		2,885,814
E*TRADE Financial	35,782	[b]	1,467,062
Franklin Resources	42,791		1,916,181
Goldman Sachs Group	45,884		10,339,042
Intercontinental Exchange	73,457		4,900,316
Invesco	50,332		1,750,044
Leucadia National	42,023		1,093,859
Moody's	20,978		2,761,334
Morgan Stanley	177,749		8,336,428
Nasdaq	14,276		1,061,706
Navient	33,505		494,199
Northern Trust	26,355		2,306,326
Raymond James Financial	15,086		1,255,004
S&P Global	31,850		4,891,841
State Street	44,204		4,121,139
Synchrony Financial	97,247		2,948,529
T. Rowe Price Group	30,875		2,553,980
			139,706,038
Energy - 6.0%
Anadarko Petroleum	68,905		3,146,891
Andeavor	18,767	[b]	1,867,880
Apache	46,534	[a]	2,302,502
Baker Hughes	53,148		1,960,630
Cabot Oil & Gas	58,354		1,451,264

Common Stocks - 99.3% (continued)	Shares		Value ($)
Energy - 6.0% (continued)
Chesapeake Energy	93,657	[a,b]	464,539
Chevron	235,726		25,738,922
Cimarex Energy	12,207		1,208,859
Concho Resources	18,195	[b]	2,370,081
ConocoPhillips	152,831		6,933,942
Devon Energy	65,057		2,167,049
EOG Resources	71,308		6,784,243
EQT	22,125		1,409,363
Exxon Mobil	527,433		42,215,737
Halliburton	107,019		4,541,886
Helmerich & Payne	13,148	[a]	665,552
Hess	33,782		1,504,650
Kinder Morgan	240,191		4,907,102
Marathon Oil	107,508		1,314,823
Marathon Petroleum	64,759		3,625,856
National Oilwell Varco	47,019	[a]	1,537,991
Newfield Exploration	25,274	[b]	726,122
Noble Energy	56,338		1,628,732
Occidental Petroleum	94,419		5,847,369
ONEOK	47,283	[a]	2,674,799
Phillips 66	54,390		4,555,163
Pioneer Natural Resources	21,156		3,450,544
Range Resources	22,017		464,779
Schlumberger	172,735		11,849,621
TechnipFMC	58,471	[b]	1,668,762
Valero Energy	55,552		3,831,421
Williams Cos.	103,407		3,286,274
			158,103,348
Food & Staples Retailing - 1.9%
Costco Wholesale	54,320		8,610,263
CVS Health	126,995		10,150,710
Kroger	113,906		2,792,975
Sysco	62,656		3,296,959
Walgreens Boots Alliance	105,514		8,511,814
Wal-Mart Stores	184,141		14,729,439
Whole Foods Market	41,634		1,738,636
			49,830,796
Food, Beverage & Tobacco - 4.8%
Altria Group	240,427		15,620,542
Archer-Daniels-Midland	70,237		2,962,597

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 4.8% (continued)
British American Tobacco, ADR	100		6,275
Brown-Forman, Cl. B	21,114		1,043,032
Campbell Soup	24,978		1,319,588
Coca-Cola	479,172		21,965,244
Conagra Brands	52,271		1,789,759
Constellation Brands, Cl. A	21,389		4,135,563
Dr Pepper Snapple Group	22,718		2,070,973
General Mills	71,505		3,979,968
Hershey	17,054		1,795,957
Hormel Foods	34,520	[a]	1,179,548
J.M. Smucker	14,336		1,747,558
Kellogg	30,893		2,100,724
Kraft Heinz	74,636		6,527,665
McCormick & Co.	14,694		1,400,338
Molson Coors Brewing, Cl. B	23,016		2,047,964
Mondelez International, Cl. A	188,879		8,314,454
Monster Beverage	50,269	[b]	2,651,690
PepsiCo	177,730		20,725,095
Philip Morris International	193,235		22,552,457
Tyson Foods, Cl. A	35,125		2,225,520
			128,162,511
Health Care Equipment & Services - 5.7%
Abbott Laboratories	215,794		10,612,749
Aetna	41,203		6,358,035
Align Technology	9,400	[b]	1,571,962
AmerisourceBergen	21,235		1,992,268
Anthem	32,836		6,114,392
Baxter International	61,542		3,722,060
Becton Dickinson & Co.	28,005		5,640,207
Boston Scientific	168,045	[b]	4,473,358
C.R. Bard	9,199		2,949,199
Cardinal Health	38,721		2,991,584
Centene	21,710	[b]	1,724,208
Cerner	35,909	[b]	2,311,462
Cigna	31,918		5,539,688
Cooper	6,138		1,496,874
Danaher	75,394		6,143,857
DaVita	20,061	[b]	1,299,552
Dentsply Sirona	29,093		1,804,639
Edwards Lifesciences	26,497	[b]	3,051,924

Common Stocks - 99.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.7% (continued)
Envision Healthcare	14,748	[b]	832,230
Express Scripts Holding	74,783	[b]	4,684,407
HCA Healthcare	35,513	[b]	2,853,114
Henry Schein	10,067	[b]	1,834,308
Hologic	35,554	[b]	1,571,842
Humana	18,025		4,167,380
IDEXX Laboratories	11,257	[b]	1,873,840
Intuitive Surgical	4,650	[b]	4,362,909
Laboratory Corporation of America Holdings	12,659	[b]	2,011,642
McKesson	26,622		4,309,303
Medtronic	169,604		14,241,648
Patterson	9,780		408,022
Quest Diagnostics	17,296		1,873,330
ResMed	17,685		1,363,867
Stryker	38,809		5,708,804
UnitedHealth Group	119,887		22,995,525
Universal Health Services, Cl. B	10,777		1,194,415
Varian Medical Systems	12,140	[b]	1,179,037
Zimmer Biomet Holdings	24,884		3,018,927
			150,282,568
Household & Personal Products - 1.9%
Church & Dwight	30,853		1,646,008
Clorox	15,901		2,122,624
Colgate-Palmolive	109,207		7,884,745
Coty, Cl. A	59,477		1,218,089
Estee Lauder, Cl. A	27,360		2,708,366
Kimberly-Clark	43,941		5,411,774
Procter & Gamble	318,240		28,902,557
			49,894,163
Insurance - 2.8%
Aflac	49,433		3,942,282
Allstate	44,960		4,091,360
American International Group	109,238		7,149,627
Aon	32,349	[a]	4,469,661
Arthur J. Gallagher & Co.	22,663		1,332,358
Assurant	7,272		765,523
Chubb	58,287		8,536,714
Cincinnati Financial	18,695		1,423,811
Everest Re Group	5,113		1,341,600
Hartford Financial Services Group	45,800		2,519,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Insurance - 2.8% (continued)
Lincoln National	28,490		2,081,479
Loews	34,216		1,665,635
Marsh & McLennan Cos.	63,526		4,953,122
MetLife	134,442		7,394,310
Principal Financial Group	33,870		2,260,823
Progressive	71,678		3,378,184
Prudential Financial	53,685		6,078,753
Torchmark	13,658		1,078,572
Travelers	34,472		4,415,518
Unum Group	28,385		1,422,940
Willis Towers Watson	15,890		2,365,703
XL Group	32,896		1,460,582
			74,127,557
Materials - 2.9%
Air Products & Chemicals	27,015		3,840,182
Albemarle	14,411		1,668,794
Avery Dennison	11,570		1,075,200
Ball	44,789		1,876,659
CF Industries Holdings	30,353	[a]	890,861
Dow Chemical	139,734		8,976,512
E.I. du Pont de Nemours & Co.	106,965		8,793,593
Eastman Chemical	17,950		1,492,722
Ecolab	32,685		4,303,634
FMC	16,211		1,238,196
Freeport-McMoRan	166,452	[b]	2,433,528
International Flavors & Fragrances	9,518		1,267,607
International Paper	50,955		2,801,506
LyondellBasell Industries, Cl. A	41,610		3,748,645
Martin Marietta Materials	7,890		1,786,533
Monsanto	54,176		6,328,840
Mosaic	45,054		1,087,604
Newmont Mining	67,525		2,509,904
Nucor	39,599		2,283,674
Packaging Corporation of America	11,742		1,285,514
PPG Industries	32,494		3,419,994
Praxair	35,134		4,573,041
Sealed Air	23,544		1,024,399
Sherwin-Williams	9,980		3,365,955
Vulcan Materials	16,395		2,018,552

Common Stocks - 99.3% (continued)	Shares		Value ($)
Materials - 2.9% (continued)
WestRock	31,286		1,796,442
			75,888,091
Media - 3.1%
CBS, Cl. B	47,134		3,102,831
Charter Communications, Cl. A	26,616	[b]	10,431,077
Comcast, Cl. A	588,891		23,820,641
Discovery Communications, Cl. A	20,330	[a,b]	500,118
Discovery Communications, Cl. C	25,419	[b]	587,941
DISH Network, Cl. A	28,426	[b]	1,820,117
Interpublic Group of Companies	50,557		1,092,537
News Corp., Cl. A	48,352		691,917
News Corp., Cl. B	12,999		191,085
Omnicom Group	29,259		2,303,854
Scripps Networks Interactive, Cl. A	11,502	[a]	1,005,390
Time Warner	95,836		9,815,523
Twenty-First Century Fox, Cl. A	132,471		3,854,906
Twenty-First Century Fox, Cl. B	62,403		1,790,342
Viacom, Cl. B	42,448		1,482,284
Walt Disney	180,377		19,828,844
			82,319,407
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
AbbVie	197,463		13,804,638
Agilent Technologies	39,405		2,356,025
Alexion Pharmaceuticals	27,631	[b]	3,794,842
Allergan	41,495		10,470,433
Amgen	91,265		15,926,655
Biogen	26,704	[b]	7,733,211
Bristol-Myers Squibb	205,280		11,680,432
Celgene	97,114	[b]	13,150,207
Eli Lilly & Co.	120,203		9,935,980
Gilead Sciences	161,850		12,315,166
Illumina	17,955	[b]	3,121,477
Incyte	21,241	[b]	2,831,213
Johnson & Johnson	335,457		44,521,853
Merck & Co.	340,489		21,750,437
Mettler-Toledo International	3,210	[b]	1,839,587
Mylan	56,385	[b]	2,198,451
PerkinElmer	14,621		962,500
Perrigo	17,617	[a]	1,319,866
Pfizer	742,398		24,617,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.6% (continued)
Regeneron Pharmaceuticals	9,408	[b]	4,625,161
Thermo Fisher Scientific	48,275		8,473,711
Vertex Pharmaceuticals	31,133	[b]	4,726,612
Waters	9,696	[b]	1,681,674
Zoetis	61,407		3,839,166
			227,677,215
Real Estate - 2.9%
Alexandria Real Estate Equities	10,450	[c]	1,267,063
American Tower	53,272	[c]	7,262,572
Apartment Investment & Management, Cl. A	18,462	[c]	840,944
AvalonBay Communities	17,321	[c]	3,331,694
Boston Properties	18,869	[c]	2,281,451
CBRE Group, Cl. A	36,464	[b,c]	1,385,267
Crown Castle International	50,107	[c]	5,039,762
Digital Realty Trust	20,034	[c]	2,310,722
Duke Realty	44,268	[c]	1,265,622
Equinix	9,782	[c]	4,409,041
Equity Residential	45,757	[c]	3,114,221
Essex Property Trust	8,330	[c]	2,179,961
Extra Space Storage	15,652	[c]	1,244,334
Federal Realty Investment Trust	8,797	[c]	1,166,746
GGP	73,914	[c]	1,671,196
HCP	56,879	[c]	1,800,220
Host Hotels & Resorts	90,984	[c]	1,697,761
Iron Mountain	30,776	[c]	1,121,170
Kimco Realty	53,741	[c]	1,084,493
Macerich	15,679	[c]	899,818
Mid-America Apartment Communities	14,294	[c]	1,479,858
Prologis	65,132	[c]	3,960,677
Public Storage	18,615	[c]	3,826,686
Realty Income	32,958	[c]	1,880,583
Regency Centers	18,324	[c]	1,213,415
Simon Property Group	38,931	[c]	6,170,563
SL Green Realty	12,576	[c]	1,298,724
UDR	33,190	[c]	1,297,397
Ventas	43,693	[c]	2,942,724
Vornado Realty Trust	21,523	[c]	1,707,850
Welltower	45,740	[c]	3,356,859
Weyerhaeuser	92,868	[c]	3,066,501
			77,575,895

Common Stocks - 99.3% (continued)	Shares		Value ($)
Retailing - 5.4%
Advance Auto Parts	9,392		1,051,998
Amazon.com	49,359	[b]	48,755,833
AutoNation	9,155	[a,b]	387,989
AutoZone	3,492	[b]	1,885,051
Best Buy	33,522		1,955,673
CarMax	23,331	[a,b]	1,545,679
Dollar General	32,119		2,414,064
Dollar Tree	29,707	[b]	2,141,281
Expedia	15,488		2,423,407
Foot Locker	15,915		751,029
Gap	26,131		622,702
Genuine Parts	18,609		1,580,462
Home Depot	149,047		22,297,431
Kohl's	21,526		890,100
L Brands	29,701		1,377,829
LKQ	39,119	[b]	1,351,953
Lowe's	107,184		8,296,042
Macy's	39,760		944,300
Netflix	53,233	[b]	9,670,307
Nordstrom	14,160	[a]	687,751
O'Reilly Automotive	11,242	[b]	2,296,741
Priceline Group	6,089	[b]	12,351,536
Ross Stores	49,921		2,761,630
Signet Jewelers	8,885	[a]	543,407
Staples	78,384		795,598
Target	68,498		3,881,782
The TJX Companies	80,208		5,639,424
Tiffany & Co.	13,818	[a]	1,319,757
Tractor Supply	16,673		935,689
TripAdvisor	14,778	[a,b]	576,638
Ulta Beauty	7,240	[b]	1,818,760
			143,951,843
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices	91,484	[a,b]	1,245,097
Analog Devices	45,526		3,597,009
Applied Materials	133,305		5,906,745
Broadcom	49,657		12,248,396
Intel	586,325		20,796,948
KLA-Tencor	19,923		1,845,467
Lam Research	20,596		3,284,238

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.5% (continued)
Microchip Technology	28,487	[a]	2,280,099
Micron Technology	130,195	[b]	3,661,083
NVIDIA	74,011		12,027,528
Qorvo	16,580	[a,b]	1,136,725
QUALCOMM	182,866		9,726,643
Skyworks Solutions	22,863		2,397,643
Texas Instruments	123,759		10,071,507
Xilinx	31,204		1,973,965
			92,199,093
Software & Services - 13.6%
Accenture, Cl. A	77,061		9,926,998
Activision Blizzard	86,801		5,362,566
Adobe Systems	61,314	[b]	8,981,888
Akamai Technologies	21,245	[b]	1,001,489
Alliance Data Systems	6,790		1,639,310
Alphabet, Cl. A	37,030	[b]	35,011,865
Alphabet, Cl. C	37,142	[b]	34,560,631
ANSYS	10,642	[b]	1,378,671
Autodesk	24,037	[b]	2,663,059
Automatic Data Processing	56,341		6,699,508
CA	39,434		1,224,031
Citrix Systems	18,929	[b]	1,495,012
Cognizant Technology Solutions, Cl. A	73,493		5,094,535
CSRA	16,898		551,044
DXC Technology	35,615		2,791,504
eBay	124,628	[b]	4,452,958
Electronic Arts	38,708	[b]	4,518,772
Facebook, Cl. A	294,225	[b]	49,797,581
Fidelity National Information Services	40,430		3,688,025
Fiserv	26,336	[b]	3,384,176
Gartner	11,330	[b]	1,453,866
Global Payments	18,414		1,737,729
International Business Machines	106,420		15,395,781
Intuit	30,522		4,187,924
MasterCard, Cl. A	116,733		14,918,477
Microsoft	960,833		69,852,559
Oracle	373,656		18,656,644
Paychex	39,036		2,258,233
PayPal Holdings	138,747	[b]	8,123,637
Red Hat	22,102	[b]	2,185,225

Common Stocks - 99.3% (continued)	Shares		Value ($)
Software & Services - 13.6% (continued)
salesforce.com	83,126	[b]	7,547,841
Symantec	76,014		2,355,674
Synopsys	18,769	[b]	1,437,142
Total System Services	19,751		1,253,398
VeriSign	11,203	[a,b]	1,133,408
Visa, Cl. A	230,418	[a]	22,940,416
Western Union	60,454		1,193,967
			360,855,544
Technology Hardware & Equipment - 5.5%
Amphenol, Cl. A	37,693		2,888,038
Apple	649,233		96,560,424
Cisco Systems	620,978		19,529,758
Corning	117,197		3,415,121
F5 Networks	7,971	[b]	962,498
FLIR Systems	17,494		652,876
Harris	15,647		1,791,112
Hewlett Packard Enterprise	207,641		3,635,794
HP	213,092		4,070,057
Juniper Networks	49,077		1,371,702
Motorola Solutions	20,000		1,813,600
NetApp	33,671		1,461,995
Seagate Technology	35,787	[a]	1,179,540
TE Connectivity	44,200		3,553,238
Western Digital	36,143		3,076,492
Xerox	27,800		852,626
			146,814,871
Telecommunication Services - 2.2%
AT&T	764,949		29,833,011
CenturyLink	69,542	[a]	1,618,242
Level 3 Communications	36,622	[b]	2,148,979
Verizon Communications	507,567		24,566,243
			58,166,475
Transportation - 2.1%
Alaska Air Group	15,782		1,345,100
American Airlines Group	61,558		3,104,986
C.H. Robinson Worldwide	17,894	[a]	1,173,846
CSX	114,389		5,643,953
Delta Air Lines	91,470		4,514,959
Expeditors International of Washington	22,020		1,296,538
FedEx	30,286		6,300,397

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Transportation - 2.1% (continued)
J.B. Hunt Transport Services	10,574		959,168
Kansas City Southern	13,380		1,380,682
Norfolk Southern	35,808		4,031,265
Southwest Airlines	75,856		4,210,767
Union Pacific	100,781		10,376,412
United Continental Holdings	35,191	[b]	2,381,727
United Parcel Service, Cl. B	85,297		9,407,406
			56,127,206
Utilities - 3.1%
AES	78,359		876,054
Alliant Energy	29,137		1,180,923
Ameren	31,116		1,745,608
American Electric Power	61,228		4,319,023
American Water Works	22,825		1,851,108
CenterPoint Energy	52,061		1,467,600
CMS Energy	35,374		1,635,694
Consolidated Edison	37,413		3,100,041
Dominion Resources	77,595		5,988,782
DTE Energy	21,974		2,352,536
Duke Energy	87,121		7,415,740
Edison International	40,465		3,183,786
Entergy	22,257		1,707,557
Eversource Energy	39,404		2,395,369
Exelon	115,077		4,412,052
FirstEnergy	53,475		1,706,387
NextEra Energy	57,820		8,446,924
NiSource	41,846		1,090,507
NRG Energy	36,979		910,423
PG&E	62,841		4,253,707
Pinnacle West Capital	13,358		1,158,539
PPL	86,031		3,297,568
Public Service Enterprise Group	63,668		2,863,150
SCANA	18,318		1,179,130
Sempra Energy	31,098		3,514,385
Southern	123,718		5,929,804
WEC Energy Group	38,674		2,435,302
Xcel Energy	62,164		2,940,979
			83,358,678
Total Common Stocks (cost $847,991,012)			2,632,759,594

	Principal
Short-Term Investments - .0%	Amount ($)		Value ($)
U.S. Treasury Bills
0.01%, 12/7/17
(cost $991,227)	995,000	[d]	991,342
Other Investment - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $19,362,892)	19,362,892	[e]	19,362,892
Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares
(cost $15,420,018)	15,420,018	[e]	15,420,018
Total Investments (cost $883,765,149)	100.6%		2,668,533,846
Liabilities, Less Cash and Receivables	(.6%)		(16,334,791)
Net Assets	100.0%		2,652,199,055

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At July 31, 2017, the value of the fund’s securities on loan was $61,856,907 and the value of the collateral held by the fund was $63,262,973, consisting of cash collateral of $15,420,018 and U.S. Government & Agency securities valued at $47,842,955.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by or on behalf of a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.6
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Capital Goods	7.3
Banks	6.4
Energy	6.0
Health Care Equipment & Services	5.7
Technology Hardware & Equipment	5.5
Retailing	5.4
Diversified Financials	5.3
Food, Beverage & Tobacco	4.8
Semiconductors & Semiconductor Equipment	3.5
Utilities	3.1
Media	3.1
Real Estate	2.9
Materials	2.9
Insurance	2.8
Telecommunication Services	2.2
Transportation	2.1
Household & Personal Products	1.9
Food & Staples Retailing	1.9
Consumer Services	1.8
Short-Term/Money Market Investments	1.3
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.6
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,613,329,518	-	-	2,613,329,518
Equity Securities-
Foreign
Common Stocks†	19,430,076	-	-	19,430,076
Registered Investment
Companies	34,782,910	-	-	34,782,910
U.S. Treasury	-	991,342	-	991,342
Other Financial Instruments:
Futures††	6,732	-	-	6,732

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus S&P 500 Index Fund
July 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	179	22,088,600	September 2017	6,732
Gross Unrealized Appreciation				6,732

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2017, accumulated net unrealized appreciation on investments was $1,784,768,697, consisting of $1,803,833,704 gross unrealized appreciation and $19,065,007 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2017 (Unaudited)

Common Stocks - 99.5%	Shares		Value ($)
Automobiles & Components - 1.8%
American Axle & Manufacturing Holdings	267,978	[a]	3,949,996
Cooper-Standard Holding	60,686	[a]	6,205,750
Dorman Products	100,123	[a]	7,817,604
Fox Factory Holding	98,330	[a]	3,780,789
Gentherm	107,499	[a]	3,595,842
LCI Industries	81,201		8,668,207
Motorcar Parts of America	46,721	[a]	1,306,786
Standard Motor Products	63,478		3,198,022
Superior Industries International	74,349		1,453,523
Winnebago Industries	80,489		2,961,995
			42,938,514
Banks - 9.6%
Ameris Bancorp	125,222		5,735,168
Astoria Financial	268,012		5,408,482
Banc of California	152,058		3,124,792
Bank Mutual	165,021		1,641,959
Banner	75,780		4,377,811
BofI Holding	176,161	[a]	4,909,607
Boston Private Financial Holdings	304,398		4,672,509
Brookline Bancorp	218,652		3,246,982
Central Pacific Financial	116,289		3,596,819
City Holding	46,346		3,041,688
Columbia Banking System	200,982		8,007,123
Community Bank System	154,625		8,488,912
Customers Bancorp	101,743	[a]	3,037,029
CVB Financial	348,838		7,513,971
Dime Community Bancshares	78,792		1,638,874
Fidelity Southern	42,671		898,651
First BanCorp	553,163	[a]	3,241,535
First Commonwealth Financial	301,691		3,931,034
First Financial Bancorp	211,070		5,403,392
First Financial Bankshares	197,925		8,560,256
First Midwest Bancorp	243,738		5,413,421
Glacier Bancorp	252,411		8,814,192
Great Western Bancorp	187,520		7,315,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Banks - 9.6% (continued)
Hanmi Financial	121,171		3,471,549
HomeStreet	77,727	[a]	2,040,334
Hope Bancorp	417,095		7,353,385
Independent Bank	84,177		6,006,029
LegacyTexas Financial Group	128,161		4,962,394
LendingTree	21,415	[a]	4,724,149
National Bank Holdings, Cl. A	103,445		3,530,578
NBT Bancorp	145,155		5,245,902
Northfield Bancorp	174,848		2,935,698
Northwest Bancshares	298,208		4,801,149
OFG Bancorp	174,228		1,750,991
Old National Bancorp	459,909		7,496,517
Opus Bank	37,609	[a]	895,094
Oritani Financial	122,513		2,033,716
Provident Financial Services	180,056		4,775,085
S&T Bancorp	98,465		3,729,854
ServisFirst Bancshares	132,020		4,797,607
Simmons First National, Cl. A	87,080		4,750,214
Southside Bancshares	92,039		3,196,514
Sterling Bancorp	452,788		10,459,403
Tompkins Financial	43,267		3,405,546
TrustCo Bank	326,810		2,712,523
United Community Banks	217,143		6,027,890
Walker & Dunlop	93,004	[a]	4,673,451
Westamerica Bancorporation	76,563		4,189,527
			221,984,461
Capital Goods - 10.8%
AAON	120,571		4,075,300
AAR	108,965		4,075,291
Actuant, Cl. A	169,924		4,112,161
Aegion	98,573	[a]	2,359,838
Aerojet Rocketdyne Holdings	251,798	[a]	5,904,663
Aerovironment	51,094	[a]	1,930,842
Alamo Group	34,242		3,184,848
Albany International, Cl. A	83,474		4,465,859
American Woodmark	47,137	[a]	4,626,497
Apogee Enterprises	96,266		5,014,496
Applied Industrial Technologies	125,093		7,067,754
Astec Industries	63,627		3,198,529
Axon Enterprise	144,486	[a]	3,552,911

Common Stocks - 99.5% (continued)	Shares		Value ($)
Capital Goods - 10.8% (continued)
AZZ	76,357		3,871,300
Barnes Group	166,599		10,025,928
Briggs & Stratton	116,298		2,723,699
Chart Industries	108,402	[a]	3,685,668
CIRCOR International	53,248		2,665,595
Comfort Systems USA	128,285		4,271,891
Cubic	83,454		3,976,583
DXP Enterprises	50,754	[a]	1,451,057
Encore Wire	64,704		2,885,798
Engility Holdings	61,337	[a]	1,789,200
EnPro Industries	61,135		4,708,618
ESCO Technologies	74,493		4,596,218
Federal Signal	179,024		3,311,944
Franklin Electric	118,906		4,803,802
General Cable	161,531		3,117,548
Gibraltar Industries	113,235	[a]	3,380,065
Griffon	99,869		2,047,315
Harsco	280,268	[a]	4,330,141
Hillenbrand	219,481		7,901,316
Insteel Industries	54,724		1,440,336
John Bean Technologies	97,553		9,013,897
Kaman	79,932		4,086,124
Lindsay	31,424		2,880,638
Lydall	60,632	[a]	3,001,284
Mercury Systems	145,090	[a]	6,370,902
Moog, Cl. A	112,135	[a]	8,333,873
Mueller Industries	181,444		5,715,486
MYR Group	60,248	[a]	1,916,489
National Presto Industries	15,285		1,728,734
Orion Marine Group	73,747	[a]	517,704
Patrick Industries	50,403	[a]	3,835,668
PGT	121,622	[a]	1,581,086
Powell Industries	37,082		1,181,062
Proto Labs	81,694	[a]	6,037,187
Quanex Building Products	102,840		2,211,060
Raven Industries	121,425		4,177,020
Simpson Manufacturing	134,951		5,976,980
SPX	158,027	[a]	4,348,903
SPX FLOW	125,091	[a]	4,435,727
Standex International	39,130		3,754,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Capital Goods - 10.8% (continued)
Tennant	59,266		4,477,546
The Greenbrier Companies	90,769		4,084,605
Titan International	125,092		1,594,923
Trex	98,018	[a]	7,371,934
Triumph Group	160,511		4,109,082
Universal Forest Products	66,093		5,541,898
Veritiv	25,755	[a]	956,798
Vicor	17,403	[a]	308,903
Wabash National	203,658		3,885,795
Watts Water Technologies, Cl. A	96,406		6,208,546
			250,197,389
Commercial & Professional Services - 5.5%
ABM Industries	169,371		7,557,334
Brady, Cl. A	161,634		5,366,249
Essendant	129,871		1,620,790
Exponent	79,226		5,165,535
Healthcare Services Group	225,387		11,776,471
Heidrick & Struggles International	54,834		992,495
Insperity	62,835		4,744,042
Interface	223,256		4,230,701
Kelly Services, Cl. A	109,160		2,430,993
Korn/Ferry International	166,948		5,584,411
LSC Communications	102,756		2,196,923
Matthews International, Cl. A	106,749		6,997,397
Mobile Mini	123,099		3,791,449
Multi-Color	41,674		3,354,757
Navigant Consulting	168,241	[a]	2,848,320
On Assignment	157,833	[a]	7,773,275
R.R. Donnelley & Sons Co.	228,855		2,828,648
Resources Connection	108,603		1,449,850
Team	87,280	[a]	1,252,468
Tetra Tech	181,036		8,590,158
The Brink's Company	145,935		11,404,820
TrueBlue	150,388	[a]	3,842,413
UniFirst	45,753		6,508,364
US Ecology	61,855		3,210,275
Viad	66,843		3,579,443
WageWorks	120,333	[a]	7,845,712
			126,943,293

Common Stocks - 99.5% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 4.0%
Callaway Golf	327,328		4,166,885
Cavco Industries	24,094	[a]	3,141,858
Crocs	233,582	[a]	1,854,641
Ethan Allen Interiors	84,459		2,706,911
Fossil Group	135,584	[a]	1,525,320
G-III Apparel Group	134,022	[a]	3,488,593
Iconix Brand Group	163,334	[a]	1,089,438
Installed Building Products	62,913	[a]	3,384,719
iRobot	90,445	[a]	9,542,852
La-Z-Boy	162,046		5,477,155
LGI Homes	40,169	[a]	1,779,487
M.D.C. Holdings	147,064		5,042,825
M/I Homes	81,935	[a]	2,125,394
Meritage Homes	120,158	[a]	4,896,438
Movado Group	54,271		1,335,067
Nautilus	106,820	[a]	1,880,032
Oxford Industries	56,170		3,546,012
Perry Ellis International	53,824	[a]	1,057,103
Steven Madden	174,292	[a]	7,145,972
Sturm Ruger & Co.	55,045		3,170,592
TopBuild	121,399	[a]	6,407,439
Unifi	30,318	[a]	993,218
Universal Electronics	40,638	[a]	2,781,671
Vera Bradley	61,717	[a]	622,107
Vista Outdoor	168,420	[a]	3,888,818
William Lyon Homes, Cl. A	75,158	[a]	1,699,322
Wolverine World Wide	325,473		9,178,339
			93,928,208
Consumer Services - 3.6%
American Public Education	54,730	[a]	1,165,749
Belmond, Cl. A	235,104	[a]	3,068,107
Biglari Holdings	3,508	[a]	1,313,115
BJ's Restaurants	60,306	[a]	2,128,802
Bob Evans Farms	59,232		4,097,670
Boyd Gaming	270,400		6,776,224
Capella Education	36,458		2,504,665
Career Education	225,878	[a]	1,899,634
Chuy's Holdings	41,206	[a]	970,401
Dave & Buster's Entertainment	125,299	[a]	7,782,321
DineEquity	53,081		2,183,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Consumer Services - 3.6% (continued)
El Pollo Loco Holdings	66,016	[a]	858,208
Fiesta Restaurant Group	83,725	[a]	1,406,580
ILG	319,455		8,468,752
Marcus	68,456		1,862,003
Marriott Vacations Worldwide	75,527		8,825,330
Monarch Casino & Resort	37,681	[a]	1,246,864
Penn National Gaming	270,453	[a]	5,452,332
Red Robin Gourmet Burgers	36,060	[a]	2,156,388
Regis	80,330	[a]	845,875
Ruby Tuesday	150,203	[a]	303,410
Ruth's Hospitality Group	108,601		2,172,020
Scientific Games, Cl. A	174,252	[a]	6,456,037
Shake Shack, Cl. A	51,507	[a]	1,700,246
Sonic	141,267		3,342,377
Strayer Education	33,542		2,637,072
Wingstop	91,676	[a]	2,751,197
			84,375,131
Diversified Financials - 3.4%
Capstead Mortgage	289,004	[b]	2,826,459
Donnelley Financial Solutions	106,130		2,462,216
Encore Capital Group	61,710	[a]	2,474,571
Enova International	89,962	[a]	1,304,449
Evercore Partners, Cl. A	139,471		10,969,394
EZCORP, Cl. A	131,952	[a]	1,029,226
Financial Engines	175,207		6,736,709
FirstCash	145,027		8,433,320
Green Dot, Cl. A	140,980	[a]	5,673,035
Greenhill & Co.	98,123		1,815,276
Interactive Brokers Group, Cl. A	203,843		8,163,912
INTL. FCStone	49,845	[a]	1,950,435
Investment Technology Group	79,805		1,761,296
Piper Jaffray	48,720		3,040,128
PRA Group	146,815	[a]	5,755,148
Virtus Investment Partners	22,184		2,613,275
Waddell & Reed Financial, Cl. A	275,940		5,703,680
WisdomTree Investments	375,805		3,923,404
World Acceptance	19,850	[a]	1,500,065
			78,135,998
Energy - 2.9%
Archrock	235,593		2,579,743

Common Stocks - 99.5% (continued)	Shares		Value ($)
Energy - 2.9% (continued)
Atwood Oceanics	252,525	[a]	1,984,847
Bill Barrett	319,368	[a]	1,079,464
Bristow Group	99,249		731,465
CARBO Ceramics	64,206	[a]	453,936
Carrizo Oil & Gas	250,499	[a]	3,947,864
Cloud Peak Energy	234,841	[a]	812,550
Contango Oil & Gas	113,784	[a]	682,704
Denbury Resources	1,381,537	[a]	2,017,044
Era Group	55,725	[a]	488,151
Exterran	104,040	[a]	2,880,868
Geospace Technologies	49,202	[a]	757,219
Green Plains	120,293		2,375,787
Gulf Island Fabrication	45,208		515,371
Helix Energy Solutions Group	420,614	[a]	2,750,816
Matrix Service	86,523	[a]	895,513
McDermott International	911,033	[a]	6,167,693
Newpark Resources	252,175	[a]	2,105,661
Noble	800,837	[a]	3,203,348
Northern Oil and Gas	258,343	[a]	322,929
PDC Energy	175,697	[a]	8,285,871
Pioneer Energy Services	257,652	[a]	566,834
REX American Resources	21,261	[a]	2,125,675
SEACOR Holdings	45,991	[a]	1,567,833
SRC Energy	609,117	[a]	5,183,586
Tesco	197,682	[a]	909,337
TETRA Technologies	393,005	[a]	1,104,344
Unit	175,679	[a]	3,158,708
US Silica Holdings	227,163		6,617,258
			66,272,419
Food & Staples Retailing - .4%
Andersons	71,061		2,448,051
SpartanNash	123,494		3,425,724
SUPERVALU	905,979	[a]	3,243,405
			9,117,180
Food, Beverage & Tobacco - 2.1%
B&G Foods	207,098		7,507,302
Calavo Growers	51,213		3,792,323
Cal-Maine Foods	82,208	[a]	3,136,235
Coca-Cola Bottling Co Consolidated	14,880		3,572,539
Darling Ingredients	530,034	[a]	8,623,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.1% (continued)
J&J Snack Foods	44,568		5,856,235
John B. Sanfilippo & Son	28,321		1,821,607
Sanderson Farms	64,785		8,470,639
Seneca Foods, Cl. A	18,438	[a]	529,171
Universal	86,799		5,550,796
			48,860,500
Health Care Equipment & Services - 7.9%
Abaxis	65,938		3,099,086
Aceto	93,498		1,578,246
Almost Family	29,581	[a]	1,462,780
Amedisys	85,108	[a]	4,030,715
AMN Healthcare Services	158,984	[a]	5,866,510
Analogic	42,318		2,970,724
AngioDynamics	141,466	[a]	2,298,823
Anika Therapeutics	45,022	[a]	2,303,326
BioTelemetry	94,326	[a]	3,225,949
Cantel Medical	119,685		8,880,627
Chemed	54,467		10,757,232
Community Health Systems	352,706	[a]	2,521,848
Computer Programs & Systems	20,590		631,084
CONMED	66,777		3,426,996
CorVel	36,185	[a]	1,720,597
Cross Country Healthcare	115,440	[a]	1,357,574
CryoLife	65,893	[a]	1,235,494
Diplomat Pharmacy	131,443	[a]	2,086,000
Ensign Group	139,368		3,117,662
Haemonetics	182,952	[a]	7,524,816
HealthEquity	145,403	[a]	6,669,636
HealthStream	67,844	[a]	1,602,475
HMS Holdings	290,158	[a]	5,826,373
ICU Medical	45,252	[a]	7,778,819
Inogen	52,293	[a]	4,935,413
Integer Holdings	92,868	[a]	4,253,354
Integra LifeSciences Holdings	202,414	[a]	10,051,879
Invacare	80,738		1,263,550
Kindred Healthcare	267,452	[a]	2,393,695
Landauer	29,920		1,629,144
Lantheus Holdings	99,391	[a]	1,833,764
LeMaitre Vascular	40,915		1,475,804
LHC Group	44,967	[a]	2,603,589

Common Stocks - 99.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 7.9% (continued)
Magellan Health	73,091	[a]	5,448,934
Meridian Bioscience	136,989		1,856,201
Merit Medical Systems	155,955	[a]	6,394,155
Natus Medical	111,262	[a]	3,916,422
Neogen	119,630	[a]	7,880,028
Omnicell	109,329	[a]	5,422,718
OraSure Technologies	181,803	[a]	3,188,825
Orthofix International NV	57,203	[a]	2,481,466
PharMerica	95,365	[a]	2,398,430
Providence Service	34,346	[a]	1,770,193
Quality Systems	175,465	[a]	3,000,452
Quorum Health	109,598	[a]	373,729
Select Medical Holdings	330,787	[a]	5,358,749
Surmodics	60,871	[a]	1,600,907
Tivity Health	108,597	[a]	4,305,871
U.S. Physical Therapy	35,970		2,269,707
Varex Imaging	116,983		3,608,926
			183,689,297
Household & Personal Products - .6%
Central Garden & Pet	33,615	[a]	1,075,680
Central Garden & Pet, Cl. A	113,578	[a]	3,493,659
Inter Parfums	52,355		2,031,374
Medifast	39,320		1,678,571
WD-40	45,226		4,823,353
			13,102,637
Insurance - 3.1%
American Equity Investment Life Holding	291,931		7,817,912
AMERISAFE	57,453		3,317,911
eHealth	34,067	[a]	579,480
Employers Holdings	104,066		4,511,261
HCI Group	29,990		1,352,249
Horace Mann Educators	117,275		4,327,447
Infinity Property & Casualty	30,358		3,037,318
Maiden Holdings	253,407		2,812,818
Navigators Group	74,248		4,232,136
ProAssurance	175,164		10,825,135
RLI	124,324		7,218,251
Safety Insurance Group	51,920		3,683,724
Selective Insurance Group	181,024		9,168,866
Stewart Information Services	78,776		3,095,897

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Insurance - 3.1% (continued)
United Fire Group	60,770		2,741,942
United Insurance Holdings	43,401		692,680
Universal Insurance Holdings	114,180		2,723,193
			72,138,220
Materials - 5.1%
A. Schulman	106,517		2,801,397
AdvanSix	94,819		3,174,540
AK Steel Holding	1,003,241	[a]	5,678,344
American Vanguard	113,406		2,007,286
Balchem	96,326		7,474,898
Boise Cascade	115,388	[a]	3,502,026
Calgon Carbon	154,613		2,473,808
Century Aluminum	138,790	[a]	2,328,896
Clearwater Paper	50,955	[a]	2,504,438
Deltic Timber	40,555		2,925,232
Flotek Industries	158,693	[a]	1,336,195
FutureFuel	86,661		1,261,784
Glatfelter	113,168		2,316,549
H.B. Fuller	159,648		8,225,065
Hawkins	33,523		1,506,859
Haynes International	28,258		883,910
Ingevity	135,041	[a]	7,899,898
Innophos Holdings	73,016		3,049,878
Innospec	73,073		4,559,755
Kaiser Aluminum	52,638		5,121,151
KapStone Paper and Packaging	281,376		6,432,255
Koppers Holdings	70,644	[a]	2,564,377
Kraton	91,894	[a]	3,418,457
LSB Industries	57,740	[a]	408,799
Materion	64,489		2,479,602
Myers Industries	79,751		1,355,767
Neenah Paper	55,594		4,441,961
Olympic Steel	23,456		400,863
Quaker Chemical	39,028		5,536,902
Rayonier Advanced Materials	150,423		2,242,807
Schweitzer-Mauduit International	98,541		3,785,945
Stepan	64,904		5,333,162
SunCoke Energy	222,530	[a]	1,991,644
TimkenSteel	136,788	[a]	2,173,561
Tredegar	89,134		1,345,923

Common Stocks - 99.5% (continued)	Shares		Value ($)
Materials - 5.1% (continued)
US Concrete	43,946	[a]	3,443,169
			118,387,103
Media - .8%
E.W. Scripps, Cl. A	181,482	[a]	3,566,121
Gannet Company	379,261		3,401,971
New Media Investment Group	167,329		2,332,566
Scholastic	90,241		3,738,685
Time	320,616		4,504,655
World Wrestling Entertainment, Cl. A	97,643		2,066,126
			19,610,124
Pharmaceuticals, Biotechnology & Life Sciences - 4.4%
Acorda Therapeutics	138,366	[a]	2,995,624
Albany Molecular Research	60,218	[a]	1,309,139
AMAG Pharmaceuticals	124,774	[a]	2,451,809
Amphastar Pharmaceuticals	129,398	[a]	2,235,997
ANI Pharmaceuticals	24,578	[a]	1,197,686
Cambrex	105,275	[a]	6,421,775
Cytokinetics	151,008	[a]	2,121,662
Depomed	210,720	[a]	2,172,523
Eagle Pharmaceuticals	26,234	[a]	1,289,401
Emergent BioSolutions	114,382	[a]	4,160,073
Enanta Pharmaceuticals	38,810	[a]	1,479,049
Heska	20,337	[a]	2,227,715
Impax Laboratories	222,809	[a]	4,311,354
Innoviva	262,509	[a]	3,601,623
Lannett	92,146	[a]	1,875,171
Ligand Pharmaceuticals	59,989	[a]	7,253,270
Luminex	131,112		2,678,618
Medicines	223,963	[a]	8,611,377
MiMedx Group	339,725	[a]	5,082,286
Momenta Pharmaceuticals	203,592	[a]	3,369,448
Myriad Genetics	220,229	[a]	5,344,958
Nektar Therapeutics	493,311	[a]	10,768,979
Phibro Animal Health, Cl. A	72,093		2,753,953
Progenics Pharmaceuticals	224,953	[a]	1,356,467
Repligen	108,638	[a]	4,374,852
SciClone Pharmaceuticals	181,683	[a]	1,989,429
Spectrum Pharmaceuticals	210,855	[a]	1,572,978
Sucampo Pharmaceuticals, Cl. A	79,425	[a]	861,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 4.4% (continued)
Supernus Pharmaceuticals	164,841	[a]	6,667,818
			102,536,795
Real Estate - 7.3%
Acadia Realty Trust	261,705	[b]	7,783,107
Agree Realty	79,291	[b]	3,898,738
American Assets Trust	136,619	[b]	5,548,098
Apollo Commercial Real Estate Finance	308,243	[b]	5,557,621
Armada Hoffler Properties	94,994		1,259,620
CareTrust	243,605	[b]	4,443,355
CBL & Associates Properties	559,983	[b]	4,922,251
Cedar Realty Trust	228,442	[b]	1,183,330
Chatham Lodging Trust	124,469	[b]	2,574,019
Chesapeake Lodging Trust	208,655	[b]	5,264,366
CoreSite Realty	105,071	[b]	11,408,609
DiamondRock Hospitality	651,978	[b]	7,615,103
EastGroup Properties	113,273	[b]	9,875,140
Forestar Group	127,451	[a,b]	2,185,785
Four Corners Property Trust	200,482	[b]	5,088,233
Franklin Street Properties	296,527	[b]	3,134,290
Getty Realty	127,698	[b]	3,317,594
Government Properties Income Trust	318,488	[b]	5,646,792
Hersha Hospitality Trust	134,565	[b]	2,524,439
HFF, Cl. A	122,967		4,515,348
Independence Realty Trust	135,493		1,371,189
Kite Realty Group Trust	244,127	[b]	5,011,927
Lexington Realty Trust	713,146	[b]	7,259,826
LTC Properties	133,812	[b]	6,910,052
National Storage Affiliates Trust	142,283	[b]	3,266,818
Parkway	109,185	[b]	2,512,347
Pennsylvania Real Estate Investment Trust	220,278	[b]	2,619,105
PS Business Parks	66,921	[b]	8,998,198
Ramco-Gershenson Properties Trust	260,279	[b]	3,667,331
RE/MAX Holdings, Cl. A	56,143		3,264,715
Retail Opportunity Investments	357,478	[b]	7,249,654
Sabra Health Care	227,158	[b]	5,270,066
Saul Centers	38,010	[b]	2,248,672
Summit Hotel Properties	353,323	[b]	6,335,081
Universal Health Realty Income Trust	44,826	[b]	3,473,118
Urstadt Biddle Properties, Cl. A	117,726	[b]	2,465,182
			169,669,119

Common Stocks - 99.5% (continued)	Shares		Value ($)
Retailing - 5.3%
Abercrombie & Fitch, Cl. A	176,839		1,740,096
Asbury Automotive Group	65,476	[a]	3,535,704
Ascena Retail Group	426,045	[a]	996,945
Barnes & Noble	197,919		1,613,040
Barnes and Noble Education	94,989	[a]	686,770
Big 5 Sporting Goods	76,163		818,752
Buckle	100,389		1,716,652
Caleres	140,961		3,845,416
Cato, Cl. A	83,389		1,418,447
Chico's FAS	415,652		3,803,216
Core-Mark Holding	135,429		4,966,181
DSW, Cl. A	219,317		3,956,479
Express	283,419	[a]	1,717,519
Finish Line, Cl. A	124,910		1,718,762
Five Below	178,539	[a]	8,625,219
Francesca's Holdings	156,621	[a]	1,523,922
Fred's, Cl. A	98,401		666,175
FTD Companies	62,843	[a]	1,234,865
Genesco	64,633	[a]	2,074,719
Group 1 Automotive	67,082		3,994,733
Guess?	145,892		1,905,350
Haverty Furniture	60,972		1,356,627
Hibbett Sports	68,196	[a]	1,063,858
J.C. Penney	998,217	[a]	5,400,354
Kirkland's	50,437	[a]	471,586
Lithia Motors, Cl. A	76,714		7,920,720
Lumber Liquidators Holdings	81,827	[a]	2,021,945
MarineMax	86,692	[a]	1,296,045
Monro Muffler Brake	103,965		4,844,769
NutriSystem	95,291		5,312,473
Ollie's Bargain Outlet Holdings	147,416	[a]	6,589,495
PetMed Express	67,073		3,188,650
Rent-A-Center	163,690		2,163,982
RH	97,113	[a]	6,324,970
Select Comfort	136,567	[a]	4,617,330
Shoe Carnival	48,407		883,912
Shutterfly	109,106	[a]	5,350,558
Sonic Automotive, Cl. A	80,343		1,458,225
Tailored Brands	165,162		2,071,131
The Children's Place	59,304		6,265,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Retailing - 5.3% (continued)
Tile Shop Holdings	104,749		1,529,335
Vitamin Shoppe	70,182	[a]	772,002
Zumiez	51,508	[a]	654,152
			124,116,549
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries	132,589	[a]	9,619,332
Brooks Automation	231,933		5,696,274
Cabot Microelectronics	84,095		6,235,644
CEVA	65,985	[a]	3,051,806
Cohu	83,022		1,512,661
Diodes	138,617	[a]	3,677,509
DSP Group	90,548	[a]	1,140,905
Kopin	154,486	[a]	587,047
Kulicke & Soffa Industries	230,538	[a]	4,965,789
MaxLinear	171,784	[a]	4,500,741
MKS Instruments	167,883		14,043,413
Nanometrics	97,835	[a]	2,607,303
Power Integrations	92,445		6,531,239
Rambus	366,873	[a]	4,728,993
Rudolph Technologies	117,299	[a]	2,903,150
Semtech	211,695	[a]	8,383,122
SolarEdge Technologies	93,266	[a]	2,140,455
Veeco Instruments	140,350	[a]	4,322,780
Xperi	156,307		4,571,980
			91,220,143
Software & Services - 4.6%
8x8	266,911	[a]	3,389,770
Agilysys	45,484	[a]	457,569
Blucora	133,270	[a]	2,985,248
Bottomline Technologies	122,952	[a]	3,501,673
CACI International, Cl. A	77,982	[a]	9,755,548
Cardtronics, Cl. A	144,091	[a]	4,510,048
CSG Systems International	105,199		4,349,979
DHI Group	168,336	[a]	370,339
Ebix	72,122		4,165,046
ExlService Holdings	111,010	[a]	6,388,625
Forrester Research	35,925		1,465,740
Gigamon	100,772	[a]	4,005,687
Liquidity Services	73,782	[a]	501,718
LivePerson	144,219	[a]	1,954,167

Common Stocks - 99.5% (continued)	Shares		Value ($)
Software & Services - 4.6% (continued)
ManTech International, Cl. A	82,901		3,292,828
MicroStrategy, Cl. A	31,292	[a]	4,209,087
Monotype Imaging Holdings	105,453		1,987,789
NIC	214,470		3,485,138
Perficient	146,290	[a]	2,750,252
Progress Software	174,295		5,579,183
Qualys	102,872	[a]	4,130,311
QuinStreet	77,713	[a]	302,304
Shutterstock	63,937	[a]	2,694,305
SPS Commerce	52,931	[a]	3,059,412
Stamps.com	50,284	[a]	7,447,060
Sykes Enterprises	123,559	[a]	4,201,006
Synchronoss Technologies	141,911	[a]	2,395,458
TeleTech Holdings	49,843		2,083,437
TiVo	362,579		7,106,548
VASCO Data Security International	84,774	[a]	1,144,449
Virtusa	78,364	[a]	2,597,767
XO Group	82,868	[a]	1,514,827
			107,782,318
Technology Hardware & Equipment - 6.5%
ADTRAN	131,917		3,093,454
Anixter International	96,235	[a]	7,578,506
Applied Optoelectronics	57,035	[a]	5,560,342
Badger Meter	98,101		4,439,070
Bel Fuse, Cl. B	27,512		694,678
Benchmark Electronics	168,195	[a]	5,659,762
Black Box	72,254		570,807
CalAmp	95,283	[a]	1,819,905
Comtech Telecommunications	53,002		954,036
Cray	109,208	[a]	2,249,685
CTS	121,660		2,676,520
Daktronics	137,357		1,343,351
Digi International	105,023	[a]	1,097,490
Electro Scientific Industries	128,028	[a]	1,107,442
Electronics For Imaging	151,729	[a]	7,370,995
ePlus	35,044	[a]	2,835,060
Fabrinet	105,315	[a]	4,740,228
FARO Technologies	49,212	[a]	1,943,874
Harmonic	196,985	[a]	807,639
II-VI	166,379	[a]	6,339,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.5% (continued)
Insight Enterprises	107,236	[a]	4,345,203
Itron	113,197	[a]	8,263,381
Lumentum Holdings	175,916	[a]	11,012,342
Methode Electronics	126,521		5,029,210
MTS Systems	52,593		2,771,651
NETGEAR	106,992	[a]	5,124,917
Oclaro	414,229	[a]	4,051,160
OSI Systems	50,734	[a]	4,057,198
Park Electrochemical	89,991		1,690,931
Plexus	108,283	[a]	5,805,052
Rogers	59,824	[a]	7,057,437
Sanmina	240,394	[a]	8,618,125
ScanSource	90,551	[a]	3,585,820
Super Micro Computer	109,500	[a]	2,940,075
TTM Technologies	292,745	[a]	5,087,908
Viavi Solutions	724,212	[a]	7,944,606
			150,266,900
Telecommunication Services - 1.0%
ATN International	33,311		1,932,038
Cincinnati Bell	126,802	[a]	2,364,857
Cogent Communications Holdings	140,529		5,867,086
Consolidated Communications Holdings	220,901		3,976,218
General Communication, Cl. A	80,737	[a]	3,445,048
Iridium Communications	275,466	[a]	2,740,887
Lumos Networks	83,264	[a]	1,491,258
Spok Holdings	60,334		989,478
			22,806,870
Transportation - 2.1%
Allegiant Travel	39,535		5,109,899
ArcBest	60,634		1,685,625
Atlas Air Worldwide Holdings	80,190	[a]	4,763,286
Echo Global Logistics	68,393	[a]	933,564
Forward Air	102,826		5,329,472
Hawaiian Holdings	176,944	[a]	7,325,482
Heartland Express	161,090		3,403,832
Hub Group, Cl. A	108,050	[a]	3,679,103
Marten Transport	110,423		1,761,251
Matson	124,129		3,500,438
Roadrunner Transportation Systems	141,132	[a]	985,101
Saia	69,373	[a]	3,770,423

Common Stocks - 99.5% (continued)	Shares	Value ($)
Transportation - 2.1% (continued)
SkyWest	170,386	6,219,089
		48,466,565
Utilities - 2.8%
ALLETE	162,740	11,923,960
American States Water	107,385	5,310,188
Avista	209,948	11,045,364
California Water Service Group	140,005	5,446,194
El Paso Electric	139,834	7,257,385
Northwest Natural Gas	82,559	5,209,473
South Jersey Industries	258,050	8,765,958
Spire	148,539	10,783,931
		65,742,453
Total Common Stocks (cost $1,651,734,053)		2,312,288,186
	Principal
Short-Term Investments - .1%	Amount ($)	Value ($)
U.S. Treasury Bills
1.07%, 12/7/17
(cost $851,748)	855,000 [c]	851,857
Other Investment - .6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $14,531,616)	14,531,616 [d]	14,531,616
Total Investments (cost $1,667,117,417)	100.2%	2,327,671,659
Liabilities, Less Cash and Receivables	(.2%)	(3,766,526)
Net Assets	100.0%	2,323,905,133

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Held by or on behalf of a counterparty for open futures contracts.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	10.8
Banks	9.6
Health Care Equipment & Services	7.9
Real Estate	7.3
Technology Hardware & Equipment	6.5
Commercial & Professional Services	5.5
Retailing	5.3
Materials	5.1
Software & Services	4.6
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Consumer Durables & Apparel	4.0
Semiconductors & Semiconductor Equipment	3.9
Consumer Services	3.6
Diversified Financials	3.4
Insurance	3.1
Energy	2.9
Utilities	2.8
Food, Beverage & Tobacco	2.1
Transportation	2.1
Automobiles & Components	1.8
Telecommunication Services	1.0
Media	.8
Short-Term/Money Market Investments	.7
Household & Personal Products	.6
Food & Staples Retailing	.4
Short-Term Investments	.0
100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS Dreyfus Smallcap Stock Index Fund

July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,296,310,714	-	-	2,296,310,714
Equity Securities—
Foreign Common
Stocks†	15,977,472	-	-	15,977,472
Registered Investment
Companies	14,531,616	-	-	14,531,616
U.S. Treasury	-	851,857	-	851,857
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(158,276)	-	-	(158,276)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Smallcap Stock Index Fund
July 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Russell 2000 Mini	222	15,810,840	September 2017	(158,276)
Gross Unrealized Depreciation				(158,276)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2017, accumulated net unrealized appreciation on investments was $660,554,242, consisting of $776,262,754 gross unrealized appreciation and $115,708,512 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)